UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2012

Date of reporting period: March 31, 2012

Item 1.	Reports to Stockholders.

SEI Asset Allocation Trust

Annual Report as of March 31, 2012

Defensive Strategy Fund

Defensive Strategy Allocation Fund

Conservative Strategy Fund

Conservative Strategy Allocation Fund

Moderate Strategy Fund

Moderate Strategy Allocation Fund

Aggressive Strategy Fund

Tax-Managed Aggressive Strategy Fund

Core Market Strategy Fund

Core Market Strategy Allocation Fund

Market Growth Strategy Fund

Market Growth Strategy Allocation Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Defensive Strategy Fund

I. Objective

The Defensive Strategy Fund (the “Fund”) seeks to manage the risk of loss while providing current income and the opportunity for limited capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

It has been a terrific run, with equity markets around the world recording a price gain of close to 25% over the past six months and the S&P 500 Index (the “Index”) advancing more than 30% from its closing low on October 4, 2011. As is often the case, this breathtaking move to the upside had its genesis in a period of deep investor gloom. Back in late September and early October, there were many things spooking the financial markets: fears of recession in the U.S., the European debt crisis and the possibility of a hard landing for the Chinese economy, to name a few.

The question now is, “What comes next?” The economic and financial backdrop certainly has improved since the dark days of last autumn, but one can make the argument that the rally already reflects this improvement. Besides, new challenges are coming into view that will test investors and the resiliency of riskier assets in the months to come. In our opinion, the surge in stock prices has brought valuations back in line with the fundamentals. Instead of taking a contrarian stand as we did six months ago, we are more inclined to “go with the flow,” maintaining a pro-cyclical investment stance until valuations become more worrisome, or the economic trends start to point toward another period of uncertainty and volatility.

IV. Return vs. Benchmark

For the year ended March 31, 2012, the Defensive Strategy Fund, Class A, underperformed the Index, returning 2.77% versus the Index return of 8.54%.

V. Fund Attribution

For the year ended March 31, 2012, the strategy’s performance was muted by its second-largest position, the SLAT Prime Obligation Fund, which returned 0.01%. The Fund’s exposure to the money market component was reduced during the year. The strategy’s largest component, the SDIT Short-Duration Government Fund, returned 2.30%. The allocation to this Fund was also reduced during the year. The Fund’s third-largest holding was the SIMT Real Return Fund, which gained 3.47%. Other fixed-income components included the SIMT U.S. Fixed Income Fund, returning 7.87%, and the SIMT High Yield Bond Fund, returning 5.56%.

Allocations to focused-equity products enhanced the strategy’s performance. The SIMT Global Managed Volatility Fund gained 6.88%, and the SIMT U.S. Managed Volatility Fund advanced 9.43%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Defensive Strategy Fund, Class A	2.77%	3.83%	0.22%	2.51%
Defensive Strategy Fund, Class I	2.58%	3.15%	(0.24)%	2.29%
S&P 500 Index*	8.54%	23.42%	2.01%	5.76%

Comparison of Change in the Value of a $100,000 Investment in the Defensive Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index

SEI Asset Allocation Trust / Annual Report / March 31, 2012	1

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Defensive Strategy Fund (Concluded)

[1]

For the period ended March 31, 2012. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.

2	SEI Asset Allocation Trust / Annual Report / March 31, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Defensive Strategy Allocation Fund

I. Objective

The Defensive Strategy Allocation Fund (the “Fund”) seeks to generate investment income while providing the opportunity for capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

It has been a terrific run, with equity markets around the world recording a price gain of close to 25% over the past six months and the S&P 500 Index (the “Index”) advancing more than 30% from its closing low on October 4, 2011. As is often the case, this breathtaking move to the upside had its genesis in a period of deep investor gloom. Back in late September and early October, there were many things spooking the financial markets: fears of recession in the U.S., the European debt crisis and the possibility of a hard landing for the Chinese economy, to name a few.

The question now is, “What comes next?” The economic and financial backdrop certainly has improved since the dark days of last autumn, but one can make the argument that the rally already reflects this improvement. Besides, new challenges are coming into view that will test investors and the resiliency of riskier assets in the months to come. In our opinion, the surge in stock prices has brought valuations back in line with the fundamentals. Instead of taking a contrarian stand as we did six months ago, we are more inclined to “go with the flow,” maintaining a pro-cyclical investment stance until valuations become more worrisome, or the economic trends start to point toward another period of uncertainty and volatility.

IV. Return vs. Benchmark

For the year ended March 31, 2012, the Defensive Strategy Allocation Fund, Class A, underperformed the Index, returning 8.46% versus the Index return of 8.54%.

V. Fund Attribution

For the year ended March 31, 2012, performance benefited from the Fund’s allocation to the SIMT Real Estate Fund, which returned 11.26%, and to the SIMT High Yield Bond Fund, which returned 5.56%. The SIMT U.S. Tax-Managed Managed Volatility Fund registered a 9.66% gain.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Defensive Strategy Allocation Fund, Class A	8.46%	27.18%	3.62%	6.15%
S&P 500 Index*	8.54%	23.42%	2.01%	5.76%

Comparison of Change in the Value of a $100,000 Investment in the Defensive Strategy Allocation Fund, Class A, versus the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index

SEI Asset Allocation Trust / Annual Report / March 31, 2012	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Defensive Strategy Allocation Fund (Concluded)

[1]

For the period ended March 31, 2012. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

4	SEI Asset Allocation Trust / Annual Report / March 31, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Conservative Strategy Fund

I. Objective

The Conservative Strategy Fund (the “Fund”) seeks to manage the risk of loss while providing the opportunity for modest capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

It has been a terrific run, with equity markets around the world recording a price gain of close to 25% over the past six months and the S&P 500 Index (the “Index”) advancing more than 30% from its closing low on October 4, 2011. As is often the case, this breathtaking move to the upside had its genesis in a period of deep investor gloom. Back in late September and early October, there were many things spooking the financial markets: fears of recession in the U.S., the European debt crisis and the possibility of a hard landing for the Chinese economy, to name a few.

The question now is, “What comes next?” The economic and financial backdrop certainly has improved since the dark days of last autumn, but one can make the argument that the rally already reflects this improvement. Besides, new challenges are coming into view that will test investors and the resiliency of riskier assets in the months to come. In our opinion, the surge in stock prices has brought valuations back in line with the fundamentals. Instead of taking a contrarian stand as we did six months ago, we are more inclined to “go with the flow,” maintaining a pro-cyclical investment stance until valuations become more worrisome, or the economic trends start to point toward another period of uncertainty and volatility.

IV. Return vs. Benchmark

For the year ended March 31, 2012, the Conservative Strategy Fund, Class A, underperformed the Index, returning 4.10% versus the Index return of 8.54%.

V. Fund Attribution

For the year ended March 31, 2012, the strategy’s performance was muted by its position in the SLAT Prime Obligation Fund, which returned 0.01%. The Fund’s exposure to the money market component was reduced during the year. The strategy’s position in the SDIT Short-Duration Government Fund returned 2.30%. Other fixed-income components included the SDIT Ultra Short Duration Bond Fund, which returned 0.92%, the SIMT Real Return Fund, which advanced 3.47%, the SIMT High Yield Bond Fund, which recorded a 5.56% return, the SIMT U.S. Fixed Income Fund, which advanced 7.87% and the SIMT Enhanced Income Fund, which returned 1.18%.

Among the equity components, the SIMT U.S. Managed Volatility Fund advanced 9.43%, the SIMT Global Managed Volatility Fund advanced 6.88% and the SIMT Large Cap Fund gained 7.84%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Conservative Strategy Fund, Class A	4.10%	9.27%	(0.01)%	3.27%
Conservative Strategy Fund, Class D	3.16%	8.01%	(1.19)%	3.37%
Conservative Strategy Fund, Class I	3.78%	8.95%	(0.27)%	3.23%
S&P 500 Index*	8.54%	23.42%	2.01%	5.76%

Comparison of Change in the Value of a $100,000 Investment in the Conservative Strategy Fund, Class A, Class D and Class I, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index

SEI Asset Allocation Trust / Annual Report / March 31, 2012	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Conservative Strategy Fund (Concluded)

[1]

For the period ended March 31, 2012. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Class D shares were offered beginning March 25, 2011. Class D shares performance for the period prior to March 25, 2011 is performance derived from the performance of Class A shares. The performance of Class D shares may be lower than the performance of Class A shares because of different shareholder servicing and distribution fees paid by Class D shareholders. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value- weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.

6	SEI Asset Allocation Trust / Annual Report / March 31, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Conservative Strategy Allocation Fund

I. Objective

The Conservative Strategy Allocation Fund (the “Fund”) seeks to generate investment income while providing the opportunity for capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Daily Income Trust (SDIT), SEI Institutional International Trust (SIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

It has been a terrific run, with equity markets around the world recording a price gain of close to 25% over the past six months and the S&P 500 Index (the “Index”) advancing more than 30% from its closing low on October 4, 2011. As is often the case, this breathtaking move to the upside had its genesis in a period of deep investor gloom. Back in late September and early October, there were many things spooking the financial markets: fears of recession in the U.S., the European debt crisis and the possibility of a hard landing for the Chinese economy, to name a few.

The question now is, “What comes next?” The economic and financial backdrop certainly has improved since the dark days of last autumn, but one can make the argument that the rally already reflects this improvement. Besides, new challenges are coming into view that will test investors and the resiliency of riskier assets in the months to come. In our opinion, the surge in stock prices has brought valuations back in line with the fundamentals. Instead of taking a contrarian stand as we did six months ago, we are more inclined to “go with the flow,” maintaining a pro-cyclical investment stance until valuations become more worrisome, or the economic trends start to point toward another period of uncertainty and volatility.

IV. Return vs. Benchmark

For the year ended March 31, 2012, the Conservative Strategy Allocation Fund, Class A, outperformed the Index, returning 8.77% versus the Index return of 8.54%.

V. Fund Attribution

For the year ended March 31, 2012, performance benefited from the Fund’s allocation to the SIMT Real Estate Fund, which returned 11.26%, and to the SIMT High Yield Bond Fund, which returned 5.56%. The SIMT U.S. Tax-Managed Managed Volatility Fund registered a 9.66% gain.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Conservative Strategy Allocation Fund, Class A	8.77%	27.34%	3.67%	6.91%
S&P 500 Index*	8.54%	23.42%	2.01%	5.76%

Comparison of Change in the Value of a $100,000 Investment in the Conservative Strategy Allocation Fund, Class A versus the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index

[1]	For the period ended March 31, 2012. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns

SEI Asset Allocation Trust / Annual Report / March 31, 2012	7

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Conservative Strategy Allocation Fund (Concluded)

shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

8	SEI Asset Allocation Trust / Annual Report / March 31, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Moderate Strategy Fund

I. Objective

The Moderate Strategy Fund (the “Fund”) seeks to provide capital appreciation while managing the risk of loss.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

It has been a terrific run, with equity markets around the world recording a price gain of close to 25% over the past six months and the S&P 500 Index (the “Index”) advancing more than 30% from its closing low on October 4, 2011. As is often the case, this breathtaking move to the upside had its genesis in a period of deep investor gloom. Back in late September and early October, there were many things spooking the financial markets: fears of recession in the U.S., the European debt crisis and the possibility of a hard landing for the Chinese economy, to name a few.

The question now is, “What comes next?” The economic and financial backdrop certainly has improved since the dark days of last autumn, but one can make the argument that the rally already reflects this improvement. Besides, new challenges are coming into view that will test investors and the resiliency of riskier assets in the months to come. In our opinion, the surge in stock prices has brought valuations back in line with the fundamentals. Instead of taking a contrarian stand as we did six months ago, we are more inclined to “go with the flow,” maintaining a pro-cyclical investment stance until valuations become more worrisome, or the economic trends start to point toward another period of uncertainty and volatility.

IV. Return vs. Benchmark

For the year ended March 31, 2012, the Moderate Strategy Fund, Class A, underperformed the Index, returning 5.83% versus the Index return of 8.54%.

V. Fund Attribution

For the year ended March 31, 2012, the Fund’s largest fixed-income component, the SIMT High Yield Bond Fund, advanced 5.56%. The SIMT U.S. Fixed Income Fund recorded a 7.87% gain. The SIMT Real Return Fund advanced 3.47%, while the SIMT Enhanced Income Fund gained 1.18% and the SDIT Short-Duration Government Bond Fund recorded a 2.30% advance.

Among the equity components, the SIMT U.S. Managed Volatility Fund advanced 9.43%, the SIMT Global Managed Volatility Fund advanced 6.88% and the SIMT Large Cap Fund gained 7.84%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Moderate Strategy Fund, Class A	5.83%	15.06%	0.94%	4.62%
Moderate Strategy Fund, Class D	4.90%	13.74%	(0.25)%	5.43%
Moderate Strategy Fund, Class I2	5.54%	14.77%	0.70%	4.67%
S&P 500 Index*	8.54%	23.42%	2.01%	5.76%

Comparison of Change in the Value of a $100,000 Investment in the Moderate Strategy Fund, Class A, Class D and Class I, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index,the MSCI EAFE Index and the BofA Merrill Lynch 3-Month U.S. Treaury Bill Index

SEI Asset Allocation Trust / Annual Report / March 31, 2012	9

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Moderate Strategy Fund (Concluded)

[1]

For the period ended March 31, 2012. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Class D shares were offered beginning March 25, 2011. Class D shares performance for the period prior to March 25, 2011 is performance derived from the performance of Class A shares. The performance of Class D shares may be lower than the performance of Class A shares because of different shareholder servicing and distribution fees paid by Class D shareholders. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

[2]	Prior to 2007, the Class I shares had a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

****	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.

10	SEI Asset Allocation Trust / Annual Report / March 31, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Moderate Strategy Allocation Fund

I. Objective

The Moderate Strategy Allocation Fund (the “Fund”) seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

It has been a terrific run, with equity markets around the world recording a price gain of close to 25% over the past six months and the S&P 500 Index (the “Index”) advancing more than 30% from its closing low on October 4, 2011. As is often the case, this breathtaking move to the upside had its genesis in a period of deep investor gloom. Back in late September and early October, there were many things spooking the financial markets: fears of recession in the U.S., the European debt crisis and the possibility of a hard landing for the Chinese economy, to name a few.

The question now is, “What comes next?” The economic and financial backdrop certainly has improved since the dark days of last autumn, but one can make the argument that the rally already reflects this improvement. Besides, new challenges are coming into view that will test investors and the resiliency of riskier assets in the months to come. In our opinion, the surge in stock prices has brought valuations back in line with the fundamentals. Instead of taking a contrarian stand as we did six months ago, we are more inclined to “go with the flow,” maintaining a pro-cyclical investment stance until valuations become more worrisome, or the economic trends start to point toward another period of uncertainty and volatility.

IV. Return vs. Benchmark

For the year ended March 31, 2012, the Moderate Strategy Allocation Fund, Class A, underperformed the Index, returning 7.52% versus the Index return of 8.54%.

V. Fund Attribution

For the year ended March 31, 2012, performance benefited from the Fund’s allocation to the SIMT Real Estate Fund, which returned 11.26%, and to the SIMT High Yield Bond Fund, which returned 5.56%. The SIMT U.S. Tax-Managed Managed Volatility Fund registered a 9.66% gain. The SIMT Tax-Managed Large Cap Fund gained 8.03%. The allocation to the SIT International Equity Fund was a negative factor, as it returned -7.71%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Moderate Strategy Allocation Fund, Class A	7.52%	23.79%	2.35%	6.08%
S&P 500 Index*	8.54%	23.42%	2.01%	5.76%

Comparison of Change in the Value of a $100,000 Investment in the Moderate Strategy Allocation Fund, Class A, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

SEI Asset Allocation Trust / Annual Report / March 31, 2012	11

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Moderate Strategy Allocation Fund (Concluded)

[1]

For the period ended March 31, 2012. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

12	SEI Asset Allocation Trust / Annual Report / March 31, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Aggressive Strategy Fund

I. Objective

The Aggressive Strategy Fund (the “Fund”) seeks to provide long-term capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

It has been a terrific run, with equity markets around the world recording a price gain of close to 25% over the past six months and the S&P 500 Index (the “Index”) advancing more than 30% from its closing low on October 4, 2011. As is often the case, this breathtaking move to the upside had its genesis in a period of deep investor gloom. Back in late September and early October, there were many things spooking the financial markets: fears of recession in the U.S., the European debt crisis and the possibility of a hard landing for the Chinese economy, to name a few.

The question now is, “What comes next?” The economic and financial backdrop certainly has improved since the dark days of last autumn, but one can make the argument that the rally already reflects this improvement. Besides, new challenges are coming into view that will test investors and the resiliency of riskier assets in the months to come. In our opinion, the surge in stock prices has brought valuations back in line with the fundamentals. Instead of taking a contrarian stand as we did six months ago, we are more inclined to “go with the flow,” maintaining a pro-cyclical investment stance until valuations become more worrisome, or the economic trends start to point toward another period of uncertainty and volatility.

IV. Return vs. Benchmark

For the year ended March 31, 2012, the Aggressive Strategy Fund, Class A, underperformed the Index, returning 4.37% versus the Index return of 8.54%.

V. Fund Attribution

For the fiscal year ended March 31, 2012, the Fund’s largest component, the SIMT Large Cap Fund, returned 7.84%. The SIMT Small Cap Fund depreciated slightly over the past 12 months, returning -1.00%. The Fund’s developed-market international exposure, represented by the SIT International Equity Fund, was a negative factor for performance, as it returned -7.71%. Exposure to emerging markets had a mixed impact, with the SIT Emerging Markets Debt Fund advancing 8.69% and the SIT Emerging Market Equity Fund returning -12.49%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Aggressive Strategy Fund, Class A	4.37%	22.14%	(0.23)%	5.21%
Aggressive Strategy Fund, Class D	3.35%	20.63%	(1.46)%	4.31%
Aggressive Strategy Fund, Class I2	4.01%	21.81%	(0.50)%	4.84%
S&P 500 Index*	8.54%	23.42%	2.01%	5.76%

Comparison of Change in the Value of a $100,000 Investment in the Aggresive Strategy Fund, Class A, Class D and Class I, versus the S&P 500 Index and the MSCI EAFE Index

SEI Asset Allocation Trust / Annual Report / March 31, 2012	13

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Aggressive Strategy Fund (Concluded)

[1]

For the period ended March 31, 2012. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Class D shares were offered beginning March 25, 2011. Class D shares performance for the period prior to March 25, 2011 is performance derived from the performance of Class A shares. The performance of Class D shares may be lower than the performance of Class A shares because of different shareholder servicing and distribution fees paid by Class D shareholders. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

[2]	Prior to 2007, the Class I shares had a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

14	SEI Asset Allocation Trust / Annual Report / March 31, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Tax-Managed Aggressive Strategy Fund

I. Objective

The Tax-Managed Aggressive Strategy Fund (the “Fund”) seeks to provide long-term capital appreciation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Daily Income Trust (SDIT), SEI Institutional International Trust (SIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

It has been a terrific run, with equity markets around the world recording a price gain of close to 25% over the past six months and the S&P 500 Index (the “Index”) advancing more than 30% from its closing low on October 4, 2011. As is often the case, this breathtaking move to the upside had its genesis in a period of deep investor gloom. Back in late September and early October, there were many things spooking the financial markets: fears of recession in the U.S., the European debt crisis and the possibility of a hard landing for the Chinese economy, to name a few.

The question now is, “What comes next?” The economic and financial backdrop certainly has improved since the dark days of last autumn, but one can make the argument that the rally already reflects this improvement. Besides, new challenges are coming into view that will test investors and the resiliency of riskier assets in the months to come. In our opinion, the surge in stock prices has brought valuations back in line with the fundamentals. Instead of taking a contrarian stand as we did six months ago, we are more inclined to “go with the flow,” maintaining a pro-cyclical investment stance until valuations become more worrisome, or the economic trends start to point toward another period of uncertainty and volatility.

IV. Return vs. Benchmark

For the year ended March 31, 2012, the Tax-Managed Aggressive Strategy Fund, Class A, underperformed the Index, returning 3.51% versus the Index return of 8.54%.

V. Fund Attribution

For the year ended March 31, 2012, the Fund’s largest component, the SIMT Tax Managed Large Cap Fund, gained 8.03%. Small-cap stocks also experienced positive returns, with the allocation to the SIMT Tax-Managed Small/Mid Cap Fund rising 1.03%.

Performance also benefited from the Fund’s exposure to the SIMT High Yield Bond Fund, which returned 5.56%. The Fund’s developed-market international exposure, represented by the SIT International Equity Fund, was a negative factor for performance, as it returned -7.71%. Exposure to emerging markets had a mixed impact, with the SIT Emerging Markets Debt Fund advancing 8.69% and the SIT Emerging Market Equity Fund returning -12.49%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Tax-Managed Aggressive Strategy Fund, Class A	3.51%	22.60%	0.70%	5.63%
S&P 500 Index*	8.54%	23.42%	2.01%	5.76%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Aggresive Strategy Fund, Class A, versus the S&P 500 Index and the MSCI EAFE Index

SEI Asset Allocation Trust / Annual Report / March 31, 2012	15

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Tax-Managed Aggressive Strategy Fund (Concluded)

1	For the period ended March 31, 2012. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

16	SEI Asset Allocation Trust / Annual Report / March 31, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Core Market Strategy Fund

I. Objective

The Core Market Strategy Fund (the “Fund”) seeks to provide capital appreciation while maintaining broad equity and fixed-income market participation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

It has been a terrific run, with equity markets around the world recording a price gain of close to 25% over the past six months and the S&P 500 Index (the “Index”) advancing more than 30% from its closing low on October 4, 2011. As is often the case, this breathtaking move to the upside had its genesis in a period of deep investor gloom. Back in late September and early October, there were many things spooking the financial markets: fears of recession in the U.S., the European debt crisis and the possibility of a hard landing for the Chinese economy, to name a few.

The question now is, “What comes next?” The economic and financial backdrop certainly has improved since the dark days of last autumn, but one can make the argument that the rally already reflects this improvement. Besides, new challenges are coming into view that will test investors and the resiliency of riskier assets in the months to come. In our opinion, the surge in stock prices has brought valuations back in line with the fundamentals. Instead of taking a contrarian stand as we did six months ago, we are more inclined to “go with the flow,” maintaining a pro-cyclical investment stance until valuations become more worrisome, or the economic trends start to point toward another period of uncertainty and volatility.

IV. Return vs. Benchmark

For the year ended March 31, 2012, the Core Market Strategy Fund, Class A, underperformed the Index, returning 5.94% versus the Index return of 8.54%.

V. Fund Attribution

For the year ended March 31, 2012, the Fund’s largest component, the SIMT U.S. Fixed Income Fund, gained 7.87%. The SIMT High Yield Bond Fund advanced 5.56%. The SIMT Real Return Fund advanced 3.47%. The Fund’s largest equity component, the SIMT Large Cap Fund, returned 7.84%. The SIMT Small Cap Fund returned -1.00%. The Fund’s developed-market international exposure, represented by the SIT International Equity Fund, was a negative factor for performance, as it returned -7.71%. Exposure to emerging markets had a mixed impact, with the SIT Emerging Markets Debt Fund advancing 8.69% and the SIT Emerging Market Equity Fund returning -12.49%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Core Market Strategy Fund, Class A	5.94%	16.10%	2.75%	5.16%
Core Market Strategy Fund, Class I2	5.64%	16.30%	2.83%	5.49%
S&P 500 Index*	8.54%	23.42%	2.01%	5.76%

Comparison of Change in the Value of a $100,000 Investment in the Core Market Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

SEI Asset Allocation Trust / Annual Report / March 31, 2012	17

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Core Market Strategy Fund (Concluded)

[1]

For the period ended March 31, 2012. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

[2]	Class I shares have not been marketed and have a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

18	SEI Asset Allocation Trust / Annual Report / March 31, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Core Market Strategy Allocation Fund

I. Objective

The Core Market Strategy Allocation Fund (the “Fund”) seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Daily Income Trust (SDIT), SEI Institutional International Trust (SIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

It has been a terrific run, with equity markets around the world recording a price gain of close to 25% over the past six months and the S&P 500 Index (the “Index”) itself advancing more than 30% from its closing low on October 4, 2011. As is often the case, this breath-taking move to the upside had its genesis in a period of deep investor gloom. Back in late September and early October, there were many things spooking the financial markets: Fears of recession in the U.S., the European debt crisis, and the possibility of a hard-landing for the Chinese economy, to name a few.

The question now is, “What comes next?” The economic and financial backdrop certainly has improved since the dark days of last autumn, but one can make the argument that the rally already reflects this improvement. Besides, new challenges are coming into view that will test investors and the resiliency of riskier assets in the months to come. In our opinion, the surge in stock prices has brought valuations back in line with the fundamentals. Instead of taking a contrarian stand as we did six months ago, we’re more inclined to go with flow, maintaining a pro-cyclical investment stance until valuations become more worrisome, or the economic trends start to point toward another period of uncertainty and volatility.

IV. Return vs. Benchmark

For the year ended March 31, 2012, the Core Market Strategy Allocation Fund, Class A, underperformed the Index, returning 3.77% versus the Index return of 8.54%.

V. Fund Attribution

For the year ended March 31, 2012, the strategy’s largest component, the SIMT Tax Managed Large Cap Fund, gained 8.03%. Small-cap stocks also experienced positive returns, with the allocation to the SIMT Tax-Managed Small/Mid Cap Fund rising 1.03%.

Performance also benefited from the Fund’s allocation to the SIMT High Yield Bond Fund, which returned 5.56%. The Fund’s developed-market international exposure, represented by the SIT International Equity Fund, was a negative factor for performance, as it returned -7.71%. Exposure to emerging markets had a mixed impact, with the SIT Emerging Markets Debt Fund advancing 8.69% and the SIT Emerging Market Equity Fund returning -12.49%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Core Market Strategy Allocation Fund, Class A	3.77%	22.60%	0.31%	4.69%
S&P 500 Index*	8.54%	23.42%	2.01%	5.76%

Comparison of Change in the Value of a $100,000 Investment in the Core Market Strategy Allocation Fund, Class A, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

SEI Asset Allocation Trust / Annual Report / March 31, 2012	19

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Core Market Strategy Allocation Fund (Concluded)

[1]

For the period ended March 31, 2012. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

20	SEI Asset Allocation Trust / Annual Report / March 31, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Market Growth Strategy Fund

I. Objective

The Market Growth Strategy Fund (the “Fund”) seeks to provide capital appreciation while maintaining broad equity and fixed-income market participation.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

It has been a terrific run, with equity markets around the world recording a price gain of close to 25% over the past six months and the S&P 500 Index (the “Index”) advancing more than 30% from its closing low on October 4, 2011. As is often the case, this breathtaking move to the upside had its genesis in a period of deep investor gloom. Back in late September and early October, there were many things spooking the financial markets: fears of recession in the U.S., the European debt crisis and the possibility of a hard landing for the Chinese economy, to name a few.

The question now is, “What comes next?” The economic and financial backdrop certainly has improved since the dark days of last autumn, but one can make the argument that the rally already reflects this improvement. Besides, new challenges are coming into view that will test investors and the resiliency of riskier assets in the months to come. In our opinion, the surge in stock prices has brought valuations back in line with the fundamentals. Instead of taking a contrarian stand as we did six months ago, we are more inclined to “go with the flow,” maintaining a pro-cyclical investment stance until valuations become more worrisome, or the economic trends start to point toward another period of uncertainty and volatility.

IV. Return vs. Benchmark

For the year ended March 31, 2012, the Market Growth Strategy Fund, Class A, underperformed the Index, returning 4.83% versus the Index return of 8.54%.

V. Fund Attribution

For the year ended March 31, 2012, the Fund’s largest equity component, the SIMT Large Cap Fund, returned 7.84%. The SIMT Small Cap Fund returned -1.00%. The Fund’s developed-market international exposure, represented by the SIT International Equity Fund, was a negative factor for performance, as it returned -7.71%. Exposure to emerging markets had a mixed impact, with the SIT Emerging Markets Debt Fund advancing 8.69% and the SIT Emerging Market Equity Fund returning -12.49%.

The Fund’s second-largest component, the SIMT U.S. Fixed Income Fund, gained 7.87%. Performance also benefited from the Fund’s exposure to the SIMT High Yield Bond Fund, which returned 5.56%. The SIMT Real Return Fund also advanced 3.47%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Market Growth Strategy Fund, Class A	4.83%	19.23%	1.32%	5.12%
Market Growth Strategy Fund, Class D	3.87%	17.85%	0.10%	4.68%
Market Growth Strategy Fund, Class I	4.64%	18.88%	1.06%	4.85%
S&P 500 Index*	8.54%	23.42%	2.01%	5.76%

Comparison of Change in the Value of a $100,000 Investment in the Market Growth Strategy Fund, Class A, Class D and Class I, versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

SEI Asset Allocation Trust / Annual Report / March 31, 2012	21

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Market Growth Strategy Fund (Concluded)

[1]

For the period ended March 31, 2012. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Class D shares were offered beginning March 25, 2011. Class D shares performance for the period prior to March 25, 2011 is performance derived from the performance of Class A shares. The performance of Class D shares may be lower than the performance of Class A shares because of different shareholder servicing and distribution fees paid by Class D shareholders. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value- weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

22	SEI Asset Allocation Trust / Annual Report / March 31, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Market Growth Strategy Allocation Fund

I. Objective

The Market Growth Strategy Allocation Fund (the “Fund”) seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

II. Investment In Underlying SEI Funds

The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), who manages the Fund’s assets in a way that it believes will help the Fund achieve its goal. In order to achieve its investment objective, SIMC allocates the Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT) and SEI Liquid Asset Trust (SLAT).

The assets of the Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

III. Market Commentary

It has been a terrific run, with equity markets around the world recording a price gain of close to 25% over the past six months and the S&P 500 Index (the “Index”) advancing more than 30% from its closing low on October 4, 2011. As is often the case, this breathtaking move to the upside had its genesis in a period of deep investor gloom. Back in late September and early October, there were many things spooking the financial markets: fears of recession in the U.S., the European debt crisis and the possibility of a hard landing for the Chinese economy, to name a few.

The question now is, “What comes next?” The economic and financial backdrop certainly has improved since the dark days of last autumn, but one can make the argument that the rally already reflects this improvement. Besides, new challenges are coming into view that will test investors and the resiliency of riskier assets in the months to come. In our opinion, the surge in stock prices has brought valuations back in line with the fundamentals. Instead of taking a contrarian stand as we did six months ago, we are more inclined to “go with the flow,” maintaining a pro-cyclical investment stance until valuations become more worrisome, or the economic trends start to point toward another period of uncertainty and volatility.

IV. Return vs. Benchmark

For the year ended March 31, 2012, the Market Growth Strategy Allocation Fund, Class A, underperformed the Index, returning 3.98% versus the Index return of 8.54%.

V. Fund Attribution

For the year ended March 31, 2012, the strategy’s largest component, the SIMT Tax Managed Large Cap Fund, gained 8.03%. Small-cap stocks also experienced positive returns, with the allocation to the SIMT Tax-Managed Small/Mid Cap Fund rising 1.03%.

Performance also benefited from the Fund’s allocation to the SIMT High Yield Bond Fund, which returned 5.56%. The Fund’s developed-market international exposure, represented by the SIT International Equity Fund, was a negative factor for performance, as it returned -7.71%. Exposure to emerging markets had a mixed impact, with the SIT Emerging Markets Debt Fund advancing 8.69% and the SIT Emerging Market Equity Fund returning -12.49%.

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized Inception to Date
Market Growth Strategy Allocation Fund, Class A	3.98%	22.68%	0.74%	5.17%
S&P 500 Index*	8.54%	23.42%	2.01%	5.76%

Comparison of Change in the Value of a $100,000 Investment in the Market Growth Strategy Allocation Fund, Class A , versus the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index

SEI Asset Allocation Trust / Annual Report / March 31, 2012	23

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI ASSET ALLOCATION TRUST — MARCH 31, 2012 (Unaudited)

Market Growth Strategy Allocation Fund (Concluded)

[1]

For the period ended March 31, 2012. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

*	The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

**	The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

***	The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

24	SEI Asset Allocation Trust / Annual Report / March 31, 2012

SCHEDULE OF INVESTMENTS

Defensive Strategy Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

FIXED INCOME FUNDS — 71.1%
SEI Daily Income Trust Short-Duration Government Fund, Class A	864,785	$9,262
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	553,729	5,149
SEI Institutional Managed Trust High Yield Bond Fund, Class A	233,393	1,727
SEI Institutional Managed Trust Real Return Fund, Class A	449,189	4,802
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	326,327	3,430

Total Fixed Income Funds (Cost $23,423) ($ Thousands)		24,370

EQUITY FUNDS — 6.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A*	110,759	1,032
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	77,956	1,035

Total Equity Funds (Cost $1,628) ($ Thousands)		2,067

MONEY MARKET FUND (A) — 23.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	7,903,731	7,904

Total Money Market Fund (Cost $7,904) ($ Thousands)		7,904

Total Investments — 100.2% (Cost $32,955) ($ Thousands)		$34,341

Percentages are based on Net Assets of $34,264 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of March 31, 2012.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2012	25

SCHEDULE OF INVESTMENTS

Defensive Strategy Allocation Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 60.0%
SEI Institutional Managed Trust Real Estate Fund, Class A	143,863	$2,106
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	314,969	4,180

Total Equity Funds (Cost $4,603) ($ Thousands)		6,286

FIXED INCOME FUND — 39.9%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	563,983	4,173

Total Fixed Income Fund (Cost $3,919) ($ Thousands)		4,173

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	20,685	21

Total Money Market Fund (Cost $21) ($ Thousands)		21

Total Investments — 100.1% (Cost $8,543) ($ Thousands)		$10,480

Percentages are based on Net Assets of $10,471 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2012.

The accompanying notes are an integral part of the financial statements.

26	SEI Asset Allocation Trust / Annual Report / March 31, 2012

SCHEDULE OF INVESTMENTS

Conservative Strategy Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.5%

FIXED INCOME FUNDS — 71.4%
SEI Daily Income Trust Short-Duration Government Fund, Class A	1,162,512	$12,450
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	2,275,825	21,165
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,502,739	11,195
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,693,182	12,530
SEI Institutional Managed Trust Real Return Fund, Class A	1,279,873	13,682
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	1,657,374	17,419

Total Fixed Income Funds (Cost $85,581) ($ Thousands)		88,441

EQUITY FUNDS — 20.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A*	1,338,716	12,477
SEI Institutional Managed Trust Large Cap Fund, Class A	310,999	3,741
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	657,675	8,728

Total Equity Funds (Cost $20,652) ($ Thousands)		24,946

MONEY MARKET FUND (A) — 9.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	11,103,601	11,104

Total Money Market Fund (Cost $11,104) ($ Thousands)		11,104

Total Investments — 100.5% (Cost $117,337) ($ Thousands)		$124,491

Percentages are based on Net Assets of $123,882 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of March 31, 2012.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2012	27

SCHEDULE OF INVESTMENTS

Conservative Strategy Allocation Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 67.0%
SEI Institutional Managed Trust Real Estate Fund, Class A	427,758	$6,262
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	957,837	12,711

Total Equity Funds (Cost $13,366) ($ Thousands)		18,973

FIXED INCOME FUND — 32.8%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,256,008	9,294

Total Fixed Income Fund (Cost $7,001) ($ Thousands)		9,294

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	47,504	48

Total Money Market Fund (Cost $48) ($ Thousands)		48

Total Investments — 100.0% (Cost $20,415) ($ Thousands)		$28,315

Percentages are based on Net Assets of $28,317 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2012.

The accompanying notes are an integral part of the financial statements.

28	SEI Asset Allocation Trust / Annual Report / March 31, 2012

SCHEDULE OF INVESTMENTS

Moderate Strategy Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

FIXED INCOME FUNDS — 62.8%
SEI Daily Income Trust Short-Duration Government Fund, Class A	1,045,735	$11,200
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	3,006,581	27,961
SEI Institutional Managed Trust Enhanced Income Fund, Class A	2,250,911	16,769
SEI Institutional Managed Trust High Yield Bond Fund, Class A	6,086,495	45,040
SEI Institutional Managed Trust Real Return Fund, Class A	2,876,215	30,747
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	4,191,016	44,048

Total Fixed Income Funds (Cost $165,797) ($ Thousands)		175,765

EQUITY FUNDS — 37.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A*	5,114,403	47,666
SEI Institutional Managed Trust Large Cap Fund, Class A	1,629,755	19,606
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,744,241	36,416

Total Equity Funds (Cost $88,541) ($ Thousands)		103,688

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	603,899	604

Total Money Market Fund (Cost $604) ($ Thousands)		604

Total Investments — 100.1% (Cost $254,942) ($ Thousands)		$280,057

Percentages are based on Net Assets of $279,722 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of March 31, 2012.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2012	29

SCHEDULE OF INVESTMENTS

Moderate Strategy Allocation Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

EQUITY FUNDS — 82.1%
SEI Institutional International Trust International Equity Fund, Class A	785,116	$6,469
SEI Institutional Managed Trust Real Estate Fund, Class A	443,039	6,486
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A	938,992	12,883
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,479,416	32,902

Total Equity Funds (Cost $47,384) ($ Thousands)		58,740

FIXED INCOME FUND — 17.8%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,723,688	12,756

Total Fixed Income Fund (Cost $10,119) ($ Thousands)		12,756

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	184,475	184

Total Money Market Fund (Cost $184) ($ Thousands)		184

Total Investments — 100.2% (Cost $57,687) ($ Thousands)		$71,680

Percentages are based on Net Assets of $71,572 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2012.

The accompanying notes are an integral part of the financial statements.

30	SEI Asset Allocation Trust / Annual Report / March 31, 2012

SCHEDULE OF INVESTMENTS

Aggressive Strategy Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.3%

EQUITY FUNDS — 80.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,540,393	$16,359
SEI Institutional International Trust International Equity Fund, Class A	4,366,622	35,981
SEI Institutional Managed Trust Large Cap Fund, Class A*	15,154,417	182,307
SEI Institutional Managed Trust Small Cap Fund, Class A	2,415,059	25,938

Total Equity Funds (Cost $220,268) ($ Thousands)		260,585

FIXED INCOME FUNDS — 19.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,856,108	32,503
SEI Institutional Managed Trust High Yield Bond Fund, Class A	4,309,483	31,890

Total Fixed Income Funds (Cost $53,488) ($ Thousands)		64,393

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	955,487	955

Total Money Market Fund (Cost $955) ($ Thousands)		955

Total Investments — 100.3% (Cost $274,711) ($ Thousands)		$325,933

Percentages are based on Net Assets of $325,004 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of March 31, 2012.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2012	31

SCHEDULE OF INVESTMENTS

Tax-Managed Aggressive Strategy Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	86,475	$918
SEI Institutional International Trust International Equity Fund, Class A	891,399	7,345
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	1,865,662	25,597
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	477,892	6,375

Total Equity Funds (Cost $25,036) ($ Thousands)		40,235

FIXED INCOME FUNDS — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	160,336	1,825
SEI Institutional Managed Trust High Yield Bond Fund, Class A	480,740	3,557

Total Fixed Income Funds (Cost $4,102) ($ Thousands)		5,382

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	110,833	111

Total Money Market Fund (Cost $111) ($ Thousands)		111

Total Investments — 100.1% (Cost $29,249) ($ Thousands)		$45,728

Percentages are based on Net Assets of $45,700 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of March 31, 2012.

The accompanying notes are an integral part of the financial statements.

32	SEI Asset Allocation Trust / Annual Report / March 31, 2012

SCHEDULE OF INVESTMENTS

Core Market Strategy Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

FIXED INCOME FUNDS — 56.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	217,815	$2,479
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,798,600	13,309
SEI Institutional Managed Trust Real Return Fund, Class A	154,975	1,657
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,808,548	29,518

Total Fixed Income Funds (Cost $44,511) ($ Thousands)		46,963

EQUITY FUNDS — 43.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	156,635	1,664
SEI Institutional International Trust International Equity Fund, Class A	605,481	4,989
SEI Institutional Managed Trust Large Cap Fund, Class A	2,201,376	26,483
SEI Institutional Managed Trust Small Cap Fund, Class A	230,385	2,474

Total Equity Funds (Cost $29,870) ($ Thousands)		35,610

MONEY MARKET FUND (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	79,283	79

Total Money Market Fund (Cost $79) ($ Thousands)		79

Total Investments — 99.9% (Cost $74,460) ($ Thousands)		$82,652

Percentages are based on Net Assets of $82,707 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2012.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2012	33

SCHEDULE OF INVESTMENTS

Core Market Strategy Allocation Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

EQUITY FUNDS — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	31,481	$334
SEI Institutional International Trust International Equity Fund, Class A	324,515	2,674
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	679,196	9,319
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	173,891	2,320

Total Equity Funds (Cost $9,652) ($ Thousands)		14,647

FIXED INCOME FUNDS — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	58,371	664
SEI Institutional Managed Trust High Yield Bond Fund, Class A	174,976	1,295

Total Fixed Income Funds (Cost $1,537) ($ Thousands)		1,959

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	43,052	43

Total Money Market Fund (Cost $43) ($ Thousands)		43

Total Investments — 100.2% (Cost $11,232) ($ Thousands)		$16,649

Percentages are based on Net Assets of $16,618 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of March 31, 2012.

The accompanying notes are an integral part of the financial statements.

34	SEI Asset Allocation Trust / Annual Report / March 31, 2012

SCHEDULE OF INVESTMENTS

Market Growth Strategy Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 61.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,243,080	$13,201
SEI Institutional International Trust International Equity Fund, Class A	4,805,320	39,596
SEI Institutional Managed Trust Large Cap Fund, Class A	15,651,119	188,283
SEI Institutional Managed Trust Small Cap Fund, Class A	2,436,371	26,167

Total Equity Funds (Cost $227,275) ($ Thousands)		267,247

FIXED INCOME FUNDS — 38.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,304,898	26,230
SEI Institutional Managed Trust High Yield Bond Fund, Class A	8,917,752	65,991
SEI Institutional Managed Trust Real Return Fund, Class A	817,394	8,738
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	6,546,851	68,807

Total Fixed Income Funds (Cost $151,889) ($ Thousands)		169,766

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	1,255,556	1,256

Total Money Market Fund (Cost $1,256) ($ Thousands)		1,256

Total Investments — 100.1% (Cost $380,420) ($ Thousands)		$438,269

Percentages are based on Net Assets of $437,906 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of March 31, 2012.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2012	35

SCHEDULE OF INVESTMENTS

Market Growth Strategy Allocation Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

EQUITY FUNDS — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	173,962	$1,847
SEI Institutional International Trust International Equity Fund, Class A	1,793,205	14,776
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	3,753,114	51,493
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	961,639	12,828

Total Equity Funds (Cost $53,718) ($ Thousands)		80,944

FIXED INCOME FUNDS — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	322,545	3,670
SEI Institutional Managed Trust High Yield Bond Fund, Class A	967,138	7,157

Total Fixed Income Funds (Cost $8,285) ($ Thousands)		10,827

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	211,620	212

Total Money Market Fund (Cost $212) ($ Thousands)		212

Total Investments — 99.9% (Cost $62,215) ($ Thousands)		$91,983

Percentages are based on Net Assets of $92,034 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of March 31, 2012.

The accompanying notes are an integral part of the financial statements.

36	SEI Asset Allocation Trust / Annual Report / March 31, 2012

This page intentionally left blank.

Statements of Assets and Liabilities ($ Thousands)

March 31, 2012

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
ASSETS:
Investments in affiliated funds, at market value†	$34,341		$10,480		$124,491
Income distribution receivable from affiliated funds	31		25		145
Receivable from administrator	1		—		4
Receivable for fund shares sold	—		—		23
Receivable for investment securities sold	—		14		106
Prepaid expenses	3		1		13
Total Assets	34,376		10,520		124,782
LIABILITIES:
Payable for fund shares redeemed	51		12		691
Payable for investment securities purchased	49		33		161
Investment advisory fees payable	3		1		11
Distribution fees payable	—		—		2
Administrative servicing fees payable	—		—		1
Trustees’ fees payable	—		—		1
Chief Compliance Officers fees payable	—		—		—
Accrued expenses	9		3		33
Total Liabilities	112		49		900
Net Assets	$34,264		$10,471		$123,882
†Cost of investments in affiliated funds	32,955		8,543		117,337
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$38,605		$12,294		$144,877
Undistributed net investment income	4		3		13
Accumulated net realized loss on investments	(5,731)		(3,763)		(28,162)
Net unrealized appreciation on investments	1,386		1,937		7,154
Net Assets	$34,264		$10,471		$123,882
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.62		$11.66		$9.85
	($34,239,934 ÷ 3,557,775 shares	)	($10,471,020 ÷ 897,800 shares	)	($117,364,708 ÷ 11,918,431 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	N/A		N/A		$9.86
					($1,449,703 ÷ 147,098 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.48		N/A		$9.99
	($24,084 ÷ 2,540 shares	)			($5,067,397 ÷ 507,062 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

38	SEI Asset Allocation Trust / Annual Report / March 31, 2012

Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund

$28,315		$280,057		$ 71,680
54		398		73
1		8		2
—		56		—
42		211		102
2		28		6
28,414		280,758		71,863

14		405		88
74		529		180
2		24		6
—		2		—
—		2		—
—		1		—
—		1		—
7		72		17
97		1,036		291
$28,317		$279,722		$ 71,572
20,415		254,942		57,687

$29,597		$347,905		$ 76,956
6		34		7
(9,186)		(93,332)		(19,384)
7,900		25,115		13,993
$28,317		$279,722		$ 71,572
$11.25		$10.59		$14.36
($28,317,367 ÷ 2,517,155 shares	)	($270,940,629 ÷ 25,578,197 shares	)	($71,572,207 ÷ 4,983,437 shares	)
N/A		$10.60		N/A
		($1,512,727 ÷ 142,734 shares	)
N/A		$10.84		N/A
		($7,269,087 ÷ 670,566 shares	)

SEI Asset Allocation Trust / Annual Report / March 31, 2012	39

Statements of Assets and Liabilities ($ Thousands)

March 31, 2012

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund
ASSETS:
Investments in affiliated funds, at market value†	$325,933		$45,728		$82,652
Receivable for investment securities sold	347		66		160
Income distribution receivable from affiliated funds	191		22		140
Receivable for fund shares sold	97		—		—
Receivable from administrator	1		—		2
Prepaid expenses	34		5		8
Total Assets	326,603		45,821		82,962
LIABILITIES:
Payable for fund shares redeemed	802		23		43
Payable for investment securities purchased	659		82		184
Investment advisory fees payable	27		4		7
Distribution fees payable	14		—		—
Administrative servicing fees payable	10		—		—
Shareholder servicing fees payable	2		—		—
Trustees’ fees payable	1		—		—
Chief Compliance Officers fees payable	1		—		—
Accrued expenses	83		12		21
Total Liabilities	1,599		121		255
Net Assets	$325,004		$45,700		$82,707
†Cost of investments in affiliated funds	274,711		29,249		74,460
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$466,126		$52,514		$91,304
Undistributed net investment income	12		2		12
Accumulated net realized loss on investments	(192,356)		(23,295)		(16,801)
Net unrealized appreciation on investments	51,222		16,479		8,192
Net Assets	$325,004		$45,700		$82,707
Net Asset Value, Offering and Redemption Price Per Share — Class A	$10.83		$13.14		$10.39
	($263,956,885 ÷ 24,379,323 shares	)	($45,700,194 ÷ 3,477,794 shares	)	($82,413,166 ÷ 7,931,470 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	$10.83		N/A		N/A
	($13,494,455 ÷ 1,246,132 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$10.58		N/A		$10.81
	($47,552,846 ÷ 4,492,590 shares	)			($294,329 ÷ 27,233 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

40	SEI Asset Allocation Trust / Annual Report / March 31, 2012

Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund

$16,649		$ 438,269		$ 91,983
23		384		139
8		541		43
—		216		75
—		8		3
1		45		9
16,681		439,463		92,252

27		319		21
31		1,068		165
1		37		8
—		8		—
—		8		—
—		1		—
—		2		—
—		1		—
4		113		24
63		1,557		218
$16,618		$ 437,906		$ 92,034
11,232		380,420		62,215

$16,881		$ 592,612		$106,348
1		42		3
(5,681)		(212,597)		(44,085)
5,417		57,849		29,768
$16,618		$ 437,906		$ 92,034
$11 .93		$10.60		$14.37
($16,618,351 ÷ 1,392,581 shares	)	($391,812,024 ÷ 36,948,542 shares	)	($92,034,163 ÷ 6,406,770 shares	)
N/A		$10.61		N/A
		($7,190,029 ÷ 677,724 shares	)
N/A		$10.46		N/A
		($38,903,477 ÷ 3,717,903 shares	)

SEI Asset Allocation Trust / Annual Report / March 31, 2012	41

Statements of Operations ($ Thousands)

For the year ended March 31, 2012

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund
Investment Income:
Income Distributions from Affiliated Funds	$498	$335	$2,444
Expenses:
Administration Fees	68	19	249
Investment Advisory Fees	34	9	125
Trustees’ Fees	5	1	19
Chief Compliance Officer Fees	—	—	1
Distribution Fees — Class D	—	—	14
Shareholder Servicing Fees — Class D	—	—	5
Administrative Servicing Fees — Class I	—	—	13
Registration Fees	7	2	23
Printing Fees	7	2	24
Professional Fees	5	2	16
Custodian/Wire Agent Fees	1	—	3
Proxy Fees	—	—	6
Other Expenses	2	—	4
Total Expenses	129	35	502
Less:
Administration Fees Waived	(68)	(19)	(249)
Reimbursement from Administrator	(22)	(6)	(72)
Waiver of Shareholder Servicing Fees — Class D	—	—	(1)
Net Expenses	39	10	180
Net Investment Income	459	325	2,264
Net Realized and Unrealized Gain from Affiliated Funds:
Net Realized Gain from Sales of Affiliated Funds	143	115	637
Capital Gain Distributions Received from Affiliated Funds	139	16	797
Net Change in Unrealized Appreciation from Affiliated Funds	200	364	1,303
Net Realized and Unrealized Gain from Affiliated Funds	482	495	2,737
Net Increase in Net Assets Resulting from Operations	$941	$820	$5,001

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

42	SEI Asset Allocation Trust / Annual Report / March 31, 2012

Conservative Strategy Allocation Fund	Moderate Strategy Fund	Moderate Strategy Allocation Fund

$763	$6,511	$1,431

49	555	123
24	277	61
4	42	9
—	1	—
—	11	—
—	4	—
—	16	—
5	60	13
5	53	12
4	41	11
1	7	2
—	15	—
1	11	2
93	1,093	233

(49)	(555)	(123)
(16)	(173)	(39)
—	(1)	—
28	364	71
735	6,147	1,360

235	1,910	729
37	2,697	46
1,213	5,062	1,839
1,485	9,669	2,614
$2,220	$15,816	$3,974

SEI Asset Allocation Trust / Annual Report / March 31, 2012	43

Statements of Operations ($ Thousands)

For the year ended March 31, 2012

	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund
Investment Income:
Income Distributions from Affiliated Funds	$6,549	$787	$2,102
Expenses:
Administration Fees	683	102	159
Investment Advisory Fees	341	51	80
Administrative Servicing Fees — Class I	122	—	1
Distribution Fees — Class D	106	—	—
Trustees’ Fees	53	8	12
Shareholder Servicing Fees — Class D	35	—	—
Chief Compliance Officer Fees	1	—	—
Printing Fees	60	9	15
Registration Fees	58	11	16
Professional Fees	30	8	13
Proxy Fees	21	—	—
Custodian/Wire Agent Fees	9	1	2
Other Expenses	12	2	3
Total Expenses	1,531	192	301
Less:
Administration Fees Waived	(683)	(102)	(159)
Reimbursement from Administrator	(171)	(31)	(49)
Waiver of Shareholder Servicing Fees — Class D	(8)	—	—
Net Expenses	669	59	93
Net Investment Income	5,880	728	2,009
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Gain (Loss) from Sales of Affiliated Funds	1,338	2,189	(401)
Capital Gain Distributions Received from Affiliated Funds	15,211	16	2,665
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(11,953)	(2,502)	245
Net Realized and Unrealized Gain (Loss) from Affiliated Funds	4,596	(297)	2,509
Net Increase in Net Assets Resulting from Operations	$10,476	$431	$4,518

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

44	SEI Asset Allocation Trust / Annual Report / March 31, 2012

Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$249	$10,449	$1,420

31	900	175
16	450	88
—	92	—
—	62	—
2	69	13
—	21	—
—	2	—
3	82	16
3	88	18
3	54	15
—	26	—
—	12	2
1	16	3
59	1,874	330

(31)	(900)	(175)
(10)	(254)	(55)
—	(4)	—
18	716	100
231	9,733	1,320

715	(244)	1,906
5	17,708	30
(313)	(8,299)	259
407	9,165	2,195
$638	$18,898	$3,515

SEI Asset Allocation Trust / Annual Report / March 31, 2012	45

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	2012	2011	2012	2011
Operations:
Net Investment Income	$459	$507	$325	$421
Net Realized Gain from Affiliated Funds	143	91	115	581
Capital Gain Distributions Received from Affiliated Funds	139	225	16	24
Net Change in Unrealized Appreciation from Affiliated Funds	200	474	364	782
Net Increase in Net Assets Resulting from Operations	941	1,297	820	1,808
Dividends and Distributions From:
Net Investment Income:
Class A	(573)	(716)	(340)	(445)
Class D*	N/A	N/A	N/A	N/A
Class I	—	—	N/A	N/A
Total Dividends and Distributions	(573)	(716)	(340)	(445)
Capital Share Transactions(1):
Class A
Proceeds from Shares Issued	14,003	13,699	3,747	3,519
Reinvestment of Dividends & Distributions	543	679	321	421
Fund Merger (see Note 9)	—	—	—	—
Cost of Shares Redeemed	(14,449)	(24,085)	(3,792)	(5,279)
Increase (Decrease) in Net Assets Derived from Class A Transactions	97	(9,707)	276	(1,339)
Class D*
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Fund Merger (see Note 9)	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	N/A	N/A	N/A	N/A
Class I
Proceeds from Shares Issued	19	5	N/A	N/A
Reinvestment of Dividends & Distributions	—	—	N/A	N/A
Fund Merger (see Note 9)	—	—	N/A	N/A
Cost of Shares Redeemed	(1)	—	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	18	5	N/A	N/A
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	115	(9,702)	276	(1,339)
Net Increase (Decrease) in Net Assets	483	(9,121)	756	24
Net Assets:
Beginning of Year	33,781	42,902	9,715	9,691
End of Year	$34,264	$33,781	$10,471	$9,715
Undistributed Net Investment Income Included in Net Assets at End of Year	$4	$3	$3	$2
(1)	For Capital share Transactions see footnote 4 in the notes to financial statements.
*	Class D commenced operations on March 25, 2011.
Amounts	designated as “—” are $0 or have been rounded to $0.
N/A	— Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

46	SEI Asset Allocation Trust / Annual Report / March 31, 2012

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
2012	2011	2012	2011	2012	2011	2012	2011

$2,264	$2,028	$735	$868	$6,147	$6,530	$1,360	$1,567
637	653	235	712	1,910	8,682	729	1,399
797	792	37	48	2,697	3,069	46	67
1,303	2,583	1,213	2,507	5,062	5,243	1,839	6,886
5,001	6,056	2,220	4,135	15,816	23,524	3,974	9,919

(2,641)	(2,682)	(770)	(917)	(7,381)	(9,182)	(1,404)	(1,634)
(23)	(7)	N/A	N/A	(26)	(8)	N/A	N/A
(100)	(57)	N/A	N/A	(168)	(80)	N/A	N/A
(2,764)	(2,746)	(770)	(917)	(7,575)	(9,270)	(1,404)	(1,634)

45,717	32,690	6,692	5,817	53,592	48,050	29,919	9,397
2,508	2,536	676	790	7,024	8,893	1,295	1,493
—	28,431	—	—	—	24,507	—	—
(53,650)	(54,511)	(4,788)	(8,614)	(84,387)	(114,122)	(26,797)	(23,434)
(5,425)	9,146	2,580	(2,007)	(23,771)	(32,672)	4,417	(12,544)

2,398	17	N/A	N/A	793	27	N/A	N/A
21	7	N/A	N/A	22	7	N/A	N/A
—	1,948	N/A	N/A	—	1,688	N/A	N/A
(2,953)	—	N/A	N/A	(1,024)	(8)	N/A	N/A
(534)	1,972	N/A	N/A	(209)	1,714	N/A	N/A

2,041	1,265	N/A	N/A	3,871	956	N/A	N/A
100	56	N/A	N/A	168	79	N/A	N/A
—	3,407	N/A	N/A	—	4,212	N/A	N/A
(2,646)	(1,437)	N/A	N/A	(3,240)	(1,205)	N/A	N/A
(505)	3,291	N/A	N/A	799	4,042	N/A	N/A
(6,464)	14,409	2,580	(2,007)	(23,181)	(26,916)	4,417	(12,544)
(4,227)	17,719	4,030	1,211	(14,940)	(12,662)	6,987	(4,259)

128,109	110,390	24,287	23,076	294,662	307,324	64,585	68,844
$123,882	$128,109	$28,317	$24,287	$279,722	$294,662	$71,572	$64,585
$13	$10	$6	$4	$34	$30	$7	$5

SEI Asset Allocation Trust / Annual Report / March 31, 2012	47

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	2012	2011	2012	2011
Operations:
Net Investment Income	$5,880	$4,690	$728	$745
Net Realized Gain (Loss) from Affiliated Funds	1,338	8,824	2,189	696
Capital Gain Distributions Received from Affiliated Funds	15,211	5,727	16	24
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(11,953)	15,030	(2,502)	6,385
Net Increase in Net Assets Resulting from Operations	10,476	34,271	431	7,850
Dividends and Distributions From:
Net Investment Income:
Class A	(7,729)	(9,078)	(744)	(768)
Class D*	(257)	(41)	N/A	N/A
Class I	(1,302)	(463)	N/A	N/A
Total Dividends and Distributions	(9,288)	(9,582)	(744)	(768)
Capital Share Transactions(1):
Class A
Proceeds from Shares Issued	51,329	53,123	6,011	12,085
Reinvestment of Dividends & Distributions	7,392	8,757	724	745
Fund Merger (see Note 9)	—	130,751	—	—
Cost of Shares Redeemed	(121,612)	(170,121)	(20,244)	(11,720)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(62,891)	22,510	(13,509)	1,110
Class D*
Proceeds from Shares Issued	2,629	17	N/A	N/A
Reinvestment of Dividends & Distributions	240	40	N/A	N/A
Fund Merger (see Note 9)	—	15,314	N/A	N/A
Cost of Shares Redeemed	(6,400)	—	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	(3,531)	15,371	N/A	N/A
Class I
Proceeds from Shares Issued	10,620	6,089	N/A	N/A
Reinvestment of Dividends & Distributions	1,287	463	N/A	N/A
Fund Merger (see Note 9)	—	41,747	N/A	N/A
Cost of Shares Redeemed	(19,685)	(4,388)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	(7,778)	43,911	N/A	N/A
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(74,200)	81,792	(13,509)	1,110
Net Increase (Decrease) in Net Assets	(73,012)	106,481	(13,822)	8,192
Net Assets:
Beginning of Year	398,016	291,535	59,522	51,330
End of Year	$325,004	$398,016	$45,700	$59,522
Undistributed Net Investment Income Included in Net Assets at End of Year	$12	$90	$2	$2
(1)	For Capital share Transactions see footnote 4 in the notes to financial statements.
*	Class D commenced operations on March 25, 2011. Amounts designated as “—” are $0 or have been rounded to $0.
N/A	— Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

48	SEI Asset Allocation Trust / Annual Report / March 31, 2012

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
2012	2011	2012	2011	2012	2011	2012	2011

$2,009	$1,906	$231	$248	$9,733	$8,956	$1,320	$1,321
(401)	680	715	638	(244)	2,884	1,906	1,133
2,665	1,764	5	8	17,708	9,346	30	41
245	3,517	(313)	1,733	(8,299)	29,361	259	10,854
4,518	7,867	638	2,627	18,898	50,547	3,515	13,349

(2,975)	(3,438)	(236)	(256)	(13,311)	(16,461)	(1,350)	(1,362)
N/A	N/A	N/A	N/A	(177)	(43)	N/A	N/A
(10)	(2)	N/A	N/A	(1,187)	(578)	N/A	N/A
(2,985)	(3,440)	(236)	(256)	(14,675)	(17,082)	(1,350)	(1,362)

17,994	27,290	3,519	4,083	68,907	78,508	13,170	9,978
2,774	3,298	232	253	12,941	16,057	1,292	1,307
—	—	—	—	—	103,590	—	—
(23,338)	(28,679)	(5,723)	(5,950)	(147,352)	(218,539)	(20,009)	(25,521)
(2,570)	1,909	(1,972)	(1,614)	(65,504)	(20,384)	(5,547)	(14,236)

N/A	N/A	N/A	N/A	1,924	170	N/A	N/A
N/A	N/A	N/A	N/A	160	41	N/A	N/A
N/A	N/A	N/A	N/A	—	11,660	N/A	N/A
N/A	N/A	N/A	N/A	(6,702)	—	N/A	N/A
N/A	N/A	N/A	N/A	(4,618)	11,871	N/A	N/A

96	321	N/A	N/A	9,863	6,059	N/A	N/A
10	2	N/A	N/A	1,186	577	N/A	N/A
—	—	N/A	N/A	—	29,325	N/A	N/A
(137)	—	N/A	N/A	(15,520)	(4,815)	N/A	N/A
(31)	323	N/A	N/A	(4,471)	31,146	N/A	N/A
(2,601)	2,232	(1,972)	(1,614)	(74,593)	22,633	(5,547)	(14,236)
(1,068)	6,659	(1,570)	757	(70,370)	56,098	(3,382)	(2,249)

83,775	77,116	18,188	17,431	508,276	452,178	95,416	97,665
$82,707	$83,775	$16,618	$18,188	$437,906	$508,276	$92,034	$95,416
$12	$10	$1	$1	$42	$41	$3	$3

SEI Asset Allocation Trust / Annual Report / March 31, 2012	49

Financial Highlights

For the periods ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Portfolio Turnover Rate†
Defensive Strategy Fund
Class A
2012	$9.52	$0.13	$0.13	$0.26	$(0.16)	$—	$(0.16)	$9.62	2.77%		$34,240	0.12%	1.36%	0.38%	48%
2011	9.39	0.12	0.19	0.31	(0.18)	—	(0.18)	9.52	3.35		33,776	0.11	1.32	0.37	73
2010	9.01	0.09	0.39	0.48	(0.10)	—	(0.10)	9.39	5.40		42,902	0.10	1.03	0.35	108
2009	9.68	0.25	(0.66)	(0.41)	(0.26)	—	(0.26)	9.01	(4.30)		49,707	0.10	2.69	0.35	64
2008	10.90	0.45	(1.04)	(0.59)	(0.51)	(0.12)	(0.63)	9.68	(5.63)		51,283	0.10	4.25	0.34	40
Class I
2012	$9.38	$0.11	$0.13	$0.24	$(0.14)	$—	$(0.14)	$9.48	2.58%		$24	0.37%	1.13%	0.63%	48%
2011	9.35	0.01	0.20	0.21	(0.18)	—	(0.18)	9.38	2.27		5	0.36	3.15	0.70	73
2010	9.04	0.03	0.38	0.41	(0.10)	—	(0.10)	9.35	4.60	(1)	—	0.10††	0.29	0.35	108
2009	9.68	0.25	(0.63)	(0.38)	(0.26)	—	(0.26)	9.04	(3.98	)(1)(2)	—	0.10††	2.66	0.35	64
2008	10.96	0.39	(1.04)	(0.65)	(0.51)	(0.12)	(0.63)	9.68	(6.22	)(1)	—	0.10††	3.68	0.34	40
Defensive Strategy Allocation Fund
Class A
2012	$11.14	$0.38	$0.53	$0.91	$(0.39)	$—	$(0.39)	$11.66	8.46%		$10,471	0.12%	3.42%	0.38%	72%
2011	9.84	0.42	1.34	1.76	(0.46)	—	(0.46)	11.14	18.38		9,715	0.11	4.14	0.37	72
2010	6.42	0.37	3.45	3.82	(0.40)	—	(0.40)	9.84	60.22		9,691	0.10	4.43	0.36	100
2009	11.48	0.50	(4.64)	(4.14)	(0.64)	(0.28)	(0.92)	6.42	(37.14)		8,559	0.10	5.16	0.35	143
2008	13.55	0.51	(1.48)	(0.97)	(0.72)	(0.38)	(1.10)	11.48	(7.61)		17,127	0.10	3.95	0.34	37
Conservative Strategy Fund
Class A
2012	$9.68	$0.18	$0.21	$0.39	$(0.22)	$—	$(0.22)	$9.85	4.10%		$117,365	0.12%	1.84%	0.38%	61%
2011	9.38	0.19	0.36	0.55	(0.25)	—	(0.25)	9.68	5.89		120,659	0.11	1.95	0.37	110
2010	8.13	0.22	1.26	1.48	(0.23)	—	(0.23)	9.38	18.35		108,272	0.10	2.44	0.35	81
2009	10.30	0.35	(2.16)	(1.81)	(0.36)	—	(0.36)	8.13	(17.85)		105,925	0.10	3.71	0.36	72
2008	11.68	0.44	(1.19)	(0.75)	(0.54)	(0.09)	(0.63)	10.30	(6.73)		129,724	0.10	3.90	0.34	66
Class D
2012	$9.68	$0.09	$0.21	$0.30	$(0.12)	$—	$(0.12)	$9.86	3.16%		$1,450	1.07%	0.88%	1.38%	61%
2011**	9.69	0.01	0.02	0.03	(0.04)	—	(0.04)	9.68	0.26		1,956	1.11	10.56	1.55	110
Class I
2012	$9.82	$0.16	$0.21	$0.37	$(0.20)	$—	$(0.20)	$9.99	3.78%		$5,067	0.37%	1.61%	0.63%	61%
2011	9.52	0.18	0.34	0.52	(0.22)	—	(0.22)	9.82	5.57		5,494	0.36	1.86	0.62	110
2010	8.25	0.20	1.28	1.48	(0.21)	—	(0.21)	9.52	18.05		2,118	0.35	2.23	0.60	81
2009	10.44	0.32	(2.17)	(1.85)	(0.34)	—	(0.34)	8.25	(18.02)		1,378	0.35	3.43	0.61	72
2008	11.83	0.43	(1.22)	(0.79)	(0.51)	(0.09)	(0.60)	10.44	(6.95)		1,484	0.35	3.83	0.59	66
Conservative Strategy Allocation Fund
Class A
2012	$10.67	$0.32	$0.59	$0.91	$(0.33)	$—	$(0.33)	$11.25	8.77%		$28,317	0.12%	3.02%	0.38%	61%
2011	9.34	0.36	1.36	1.72	(0.39)	—	(0.39)	10.67	18.83		24,287	0.11	3.70	0.37	65
2010	6.08	0.32	3.27	3.59	(0.33)	—	(0.33)	9.34	59.74		23,076	0.10	3.98	0.36	95
2009	10.50	0.41	(4.20)	(3.79)	(0.45)	(0.18)	(0.63)	6.08	(36.98)		17,248	0.10	4.65	0.35	135
2008	12.20	0.41	(1.34)	(0.93)	(0.61)	(0.16)	(0.77)	10.50	(7.98)		41,902	0.10	3.53	0.34	37
Moderate Strategy Fund
Class A
2012	$10.29	$0.23	$0.36	$0.59	$(0.29)	$—	$(0.29)	$10.59	5.83%		$270,940	0.12%	2.23%	0.38%	54%
2011	9.79	0.23	0.60	0.83	(0.33)	—	(0.33)	10.29	8.58		286,732	0.11	2.27	0.37	79
2010	7.70	0.26	2 .22	2.48	(0.27)	(0.12)	(0.39)	9.79	32.56		305,249	0.10	2.82	0.36	98
2009	11.05	0.37	(3.27)	(2.90)	(0.40)	(0.05)	(0.45)	7.70	(26.71)		248,422	0.10	3.77	0.35	76
2008	12.43	0.44	(1.16)	(0.72)	(0.55)	(0.11)	(0.66)	11.05	(6.15)		477,612	0.10	3.64	0.34	31
Class D
2012	$10.29	$0.13	$0.37	$0.50	$(0.19)	$—	$(0.19)	$10.60	4.90%		$1,513	1.07%	1.22%	1.38%	54%
2011**	10.28	0.02	0.04	0.06	(0.05)	—	(0.05)	10.29	0.60		1,691	1.11	13.95	1.66	79
Class I
2012	$10.53	$0.21	$0.36	$0.57	$(0.26)	$—	$(0.26)	$10.84	5.54%		$7,269	0.37%	2.01%	0.63%	54%
2011	10.01	0.23	0.59	0.82	(0.30)	—	(0.30)	10.53	8.36		6,239	0.36	2.30	0.63	79
2010	7.87	0.24	2.27	2.51	(0.25)	(0.12)	(0.37)	10.01	32.18		2,075	0.35	2.62	0.61	98
2009	11.28	0.36	(3.34)	(2.98)	(0.38)	(0.05)	(0.43)	7.87	(26.88)		1,283	0.35	3.66	0.60	76
2008	12.67	0.45	(1.21)	(0.76)	(0.52)	(0.11)	(0.63)	11.28	(6.32)		1,411	0.35	3.69	0.59	31

50	SEI Asset Allocation Trust / Annual Report / March 31, 2012

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Portfolio Turnover Rate†
Moderate Strategy Allocation Fund
Class A
2012	$13.66	$0.30	$0.70	$1.00	$(0.30)	$—	$(0.30)	$14.36	7.52%		$71,572	0.12%	2.22%	0.38%	67%
2011	11.98	0.30	1.70	2.00	(0.32)	—	(0.32)	13.66	17.02		64,585	0.11	2.46	0.37	42
2010	8.15	0.26	3.85	4.11	(0.28)	—	(0.28)	11.98	50.78		68,844	0.10	2.54	0.36	57
2009	13.65	0.35	(5.27)	(4.92)	(0.39)	(0.19)	(0.58)	8.15	(36.58)		56,605	0.10	3.05	0.35	86
2008	15.41	0.37	(1.33)	(0.96)	(0.63)	(0.17)	(0.80)	13.65	(6.65)		120,365	0.10	2.45	0.34	16
Aggressive Strategy Fund
Class A
2012	$10.69	$0.18	$0.26	$0.44	$(0.30)	$—	$(0.30)	$10.83	4.37%		$263,957	0.12%	1.79%	0.37%	54%
2011	9.74	0.18	1.17	1.35	(0.40)	—	(0.40)	10.69	14.12		326,069	0.11	1.80	0.37	120
2010	6.50	0.17	3.26	3.43	(0.19)	—	(0.19)	9.74	52.97		282,138	0.10	1.93	0.36	121
2009	12.09	0.27	(5.18)	(4.91)	(0.28)	(0.40)	(0.68)	6.50	(41.12)		224,237	0.10	2.82	0.35	89
2008	13.96	0.34	(1.35)	(1.01)	(0.64)	(0.22)	(0.86)	12.09	(7.83)		410,235	0.10	2.46	0.34	18
Class D
2012	$10.69	$0.08	$0.26	$0.34	$(0.20)	$—	$(0.20)	$10.83	3.35%		$13,494	1.07%	0.83%	1.37%	54%
2011**	10.61	0.02	0.09	0.11	(0.03)	—	(0.03)	10.69	1.00		17,033	1.11	16.77	1.45	120
Class I
2012	$10.46	$0.16	$0.23	$0.39	$(0.27)	$—	$(0.27)	$10.58	4.01%		$47,553	0.37%	1.61%	0.62%	54%
2011	9.54	0.22	1.08	1.30	(0.38)	—	(0.38)	10.46	13.87		54,914	0.36	2.27	0.63	120
2010	6.37	0.15	3.19	3.34	(0.17)	—	(0.17)	9.54	52.61		9,397	0.35	1.78	0.61	121
2009	11.87	0.25	(5.09)	(4.84)	(0.26)	(0.40)	(0.66)	6.37	(41.28)		3,100	0.35	2.66	0.60	89
2008	13.73	0.33	(1.36)	(1.03)	(0.61)	(0.22)	(0.83)	11.87	(8.10)		5,130	0.35	2.42	0.59	18
Tax-Managed Aggressive Strategy Fund
Class A
2012	$12.90	$0.18	$0.25 ^	$0.43	$(0.19)	$—	$(0.19)	$13.14	3.51%		$45,700	0.12%	1.44%	0.38%	45%
2011	11.30	0.17	1.60	1.77	(0.17)	—	(0.17)	12.90	15.86		59,522	0.11	1.44	0.37	49
2010	7.47	0.15	3.84	3.99	(0.16)	—	(0.16)	11.30	53.66		51,330	0.10	1.53	0.36	40
2009	12.85	0.26	(5.38)	(5.12)	(0.24)	(0.02)	(0.26)	7.47	(40.20)		45,280	0.10	2.57	0.35	126
2008	14.29	0.27	(1.06)	(0.79)	(0.42)	(0.23)	(0.65)	12.85	(6.05)		89,007	0.10	1.85	0.34	28
Core Market Strategy Fund
Class A
2012	$10.19	$0.25	$0.33	$0.58	$(0.38)	$—	$(0.38)	$10.39	5.94%		$82,413	0.12%	2.53%	0.38%	82%
2011	9.57	0.26	0.84	1.10	(0.48)	—	(0.48)	10.19	11.79		83,453	0.11	2.65	0.37	98
2010	7.47	0.25	2.13	2.38	(0.28)	—	(0.28)	9.57	32.15		77,116	0.10	2.81	0.36	148
2009	10.73	0.38	(3.01)	(2.63)	(0.40)	(0.23)	(0.63)	7.47	(24.87)		58,877	0.10	4.11	0.35	98
2008	11.72	0.43	(0.70)	(0.27)	(0.55)	(0.17)	(0.72)	10.73	(2.61)		106,247	0.10	3.72	0.34	22
Class I
2012	$10.59	$0.21	$0.36	$0.57	$(0.35)	$—	$(0.35)	$10.81	5.64%		$294	0.37%	2.04%	0.63%	82%
2011	9.90	0.34	0.83	1.17	(0.48)	—	(0.48)	10.59	12.09		322	0.36	3.27	0.68	98
2010	7.68	0.30	2.20	2.50	(0.28)	—	(0.28)	9.90	32.84	(1)(2)	—	0.10††	3.24	0.36	148
2009	11.00	0.41	(3.10)	(2.69)	(0.40)	(0.23)	(0.63)	7.68	(24.80	)(1)	—	0.10††	4.30	0.35	98
2008	12.01	0.43	(0.73)	(0.30)	(0.54)	(0.17)	(0.71)	11.00	(2.78	)(1)(2)	—	0.10††	3.60	0.34	22
Core Market Strategy Allocation Fund
Class A
2012	$11.68	$0.17	$0.25	$0.42	$(0.17)	$—	$(0.17)	$11.93	3.77%		$16,618	0.12%	1.49%	0.38%	52%
2011	10.26	0.15	1.43	1.58	(0.16)	—	(0.16)	11.68	15.54		18,188	0.11	1.44	0.37	50
2010	6.78	0.14	3.49	3.63	(0.15)	—	(0.15)	10.26	53.70		17,431	0.10	1.54	0.36	48
2009	12.12	0.24	(5.20)	(4.96)	(0.23)	(0.15)	(0.38)	6.78	(41.37)		14,278	0.10	2.55	0.35	165
2008	13.61	0.25	(0.99)	(0.74)	(0.39)	(0.36)	(0.75)	12.12	(6.01)		21,396	0.10	1.83	0.34	24

SEI Asset Allocation Trust / Annual Report / March 31, 2012	51

Financial Highlights

For the periods ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Portfolio Turnover Rate†
Market Growth Strategy Fund
Class A
2012	$10.47	$0.22	$0.26	$0.48	$(0.35)	$—	$(0.35)	$10.60	4.83%	$391,812	0.12%	2.21%	0.38%	73%
2011	9.64	0.21	1.05	1.26	(0.43)	—	(0.43)	10.47	13.42	453,836	0.11	2.19	0.37	118
2010	6.94	0.21	2.72	2.93	(0.23)	—	(0.23)	9.64	42.56	441,929	0.10	2.38	0.36	136
2009	11.30	0.32	(4.04)	(3.72)	(0.34)	(0.30)	(0.64)	6.94	(33.37)	369,810	0.10	3.46	0.35	95
2008	12.71	0.39	(1.03)	(0.64)	(0.59)	(0.18)	(0.77)	11.30	(5.43)	717,739	0.10	3.11	0.34	18
Class D
2012	$10.47	$0.11	$0.28	$0.39	$(0.25)	$—	$(0.25)	$10.61	3.87%	$7,190	1.07%	1.05%	1.38%	73%
2011**	10.42	0.01	0.08	0.09	(0.04)	—	(0.04)	10.47	0.85	11,760	1.11	12.72	1.51	118
Class I
2012	$10.33	$0.20	$0.25	$0.45	$(0.32)	$—	$(0.32)	$10.46	4.64%	$38,904	0.37%	1.98%	0.63%	73%
2011	9.53	0.22	0.99	1.21	(0.41)	—	(0.41)	10.33	13.01	42,680	0.36	2.28	0.63	118
2010	6.87	0.19	2.68	2.87	(0.21)	—	(0.21)	9.53	42.07	10,249	0.35	2.16	0.61	136
2009	11.18	0.31	(4.00)	(3.69)	(0.32)	(0.30)	(0.62)	6.87	(33.45)	5,289	0.35	3.39	0.60	95
2008	12.59	0.38	(1.05)	(0.67)	(0.56)	(0.18)	(0.74)	11.18	(5.70)	7,033	0.35	3.09	0.59	18
Market Growth Strategy Allocation Fund
Class A
2012	$14.04	$0.20	$0.34	$0.54	$(0.21)	$—	$(0.21)	$14.37	3.98%	$92,034	0.12%	1.51%	0.38%	44%
2011	12.33	0.18	1.72	1.90	(0.19)	—	(0.19)	14.04	15.58	95,416	0.11	1.43	0.37	36
2010	8.15	0.17	4.18	4.35	(0.17)	—	(0.17)	12.33	53.65	97,665	0.10	1.55	0.36	41
2009	14.33	0.28	(5.99)	(5.71)	(0.26)	(0.21)	(0.47)	8.15	(40.18)	80,428	0.10	2.51	0.35	110
2008	15.95	0.30	(1.20)	(0.90)	(0.46)	(0.26)	(0.72)	14.33	(6.10)	166,544	0.10	1.85	0.34	21

(1)	Class I shares have not been marketed and have a limited number of shares outstanding.
(2)	The total return in Class I exceeds Class A due to rounding.
*	Per share calculations were performed using average shares.
**	Class D commenced operations on March 25, 2011. All ratios have been annualized.
***	The expense ratios do not include expenses of the underlying affiliated investment companies.
†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Excludes a 0.25% Administrative Servicing Fee which was not being charged to the Class due to the immaterial amount.
‡	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded the ratios would have been 0.10%, 1.10%, and 0.35% for Classes A, D, and I, respectively.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

52	SEI Asset Allocation Trust / Annual Report / March 31, 2012

Notes to Financial Statements

March 31, 2012

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with twelve funds: Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax- Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A, Class D and Class I Shares; Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, and the valuation processes used by the reporting entity. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management has evaluated the implications of ASU 2011-04 and does not believe adoption will have a material impact on the financial statements.

The valuation techniques used by the Funds to measure fair value during the year ended March 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

As of March 31, 2012, all of the Funds’ investments are Level 1.

During the year ended March 31, 2012, there were no transfers between levels or significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

SEI Asset Allocation Trust / Annual Report / March 31, 2012	53

Notes to Financial Statements (continued)

March 31, 2012

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of each Fund. The Administrator has voluntarily agreed to waive all or a portion of its fees, such that total annual fund operating expenses (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, trustees fees and extraordinary expenses not incurred in the ordinary course of the Fund’s business) of each Fund will not exceed the expense limitations adopted by the Administrator. These waivers and reimbursements may be terminated by the Administrator at any time at its sole discretion. The following are the voluntary expense limitations:

	Class A	Class D	Class I
Defensive Strategy Fund	0.10%	—	0.35%
Defensive Strategy Allocation Fund	0.10%	—	—
Conservative Strategy Fund	0.10%	1.10%	0.35%
Conservative Strategy Allocation Fund	0.10%	—	—
Moderate Strategy Fund	0.10%	1.10%	0.35%
Moderate Strategy Allocation Fund	0.10%	—	—
Aggressive Strategy Fund	0.10%	1.10%	0.35%
Tax-Managed Aggressive Strategy Fund	0.10%	—	—
Core Market Strategy Fund	0.10%	—	0.35%
Core Market Strategy Allocation Fund	0.10%	—	—
Market Growth Strategy Fund	0.10%	1.10%	0.35%
Market Growth Strategy Allocation Fund	0.10%	—	—

Distribution, Administrative Servicing and Shareholder Servicing Agreements — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*
Defensive Strategy Fund
Class I	—	0.25%	—
Conservative Strategy Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Moderate Strategy Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Aggressive Strategy Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Core Market Strategy Fund
Class I	—	0.25%	—
Market Growth Strategy Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

The Distributor may or has voluntarily waive all or a portion of the shareholder servicing fees for each Fund with Class D shares. Such waivers are voluntary and may be discontinued at any time.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved annually by the SEI Funds Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of March 31, 2012 and for the year then ended, the Trust has not participated in The Program.

54	SEI Asset Allocation Trust / Annual Report / March 31, 2012

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund’s average daily net assets. The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the years ended March 31,

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
	2012	2011	2012	2011	2012	2011
Shares Issued and Redeemed:
Class A:
Shares Issued	1,462	1,447	341	354	4,741	3,434
Shares Issued in Lieu of Cash Distributions	57	72	29	41	259	266
Merger Transaction (see Note 9)	—	—	—	—	—	2,935
Shares Redeemed	(1,509)	(2,539)	(344)	(508)	(5,542)	(5,714)
Total Class A Transactions	10	(1,020)	26	(113)	(542)	921
Class D:*
Shares Issued	N/A	N/A	N/A	N/A	247	—
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	2	1
Merger Transaction (see Note 9)	N/A	N/A	N/A	N/A	—	201
Shares Redeemed	N/A	N/A	N/A	N/A	(304)	—
Total Class D Transactions	N/A	N/A	N/A	N/A	(55)	202
Class I:
Shares Issued	2	1	N/A	N/A	207	132
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	10	6
Merger Transaction (see Note 9)	—	—	N/A	N/A	—	347
Shares Redeemed	—	—	N/A	N/A	(269)	(148)
Total Class I Transactions	2	1	N/A	N/A	(52)	337
Increase (Decrease) in Capital Shares	12	(1,019)	26	(113)	(649)	1,460

	Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
	2012	2011	2012	2011	2012	2011
Shares Issued and Redeemed:
Class A:
Shares Issued	627	608	5,206	4,817	2,171	756
Shares Issued in Lieu of Cash Distributions	64	81	683	891	96	121
Merger Transaction (see Note 9)	—	—	—	2,384	—	—
Shares Redeemed	(451)	(883)	(8,176)	(11,422)	(2,011)	(1,897)
Total Class A Transactions	240	(194)	(2,287)	(3,330)	256	(1,020)
Class D:*
Shares Issued	N/A	N/A	76	—	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	2	1	N/A	N/A
Merger Transaction (see Note 9)	N/A	N/A	—	164	N/A	N/A
Shares Redeemed	N/A	N/A	(99)	(1)	N/A	N/A
Total Class D Transactions	N/A	N/A	(21)	164	N/A	N/A
Class I:
Shares Issued	N/A	N/A	369	94	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	16	8	N/A	N/A
Merger Transaction (see Note 9)	N/A	N/A	—	401	N/A	N/A
Shares Redeemed	N/A	N/A	(307)	(117)	N/A	N/A
Total Class I Transactions	N/A	N/A	78	386	N/A	N/A
Increase (Decrease) in Capital Shares	240	(194)	(2,230)	(2,780)	256	(1,020)

SEI Asset Allocation Trust / Annual Report / March 31, 2012	55

Notes to Financial Statements (continued)

March 31, 2012

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund
	2012	2011	2012	2011	2012	2011
Shares Issued and Redeemed:
Class A:
Shares Issued	5,042	5,370	491	1,028	1,810	2,750
Shares Issued in Lieu of Cash Distributions	746	877	60	64	280	336
Merger Transaction (see Note 9)	—	12,221	—	—	—	—
Shares Redeemed	(11,897)	(16,936)	(1,688)	(1,019)	(2,346)	(2,957)
Total Class A Transactions	(6,109)	1,532	(1,137)	73	(256)	129
Class D:*
Shares Issued	255	1	N/A	N/A	N/A	N/A
Shares Issued in Lieu of Cash Distributions	24	4	N/A	N/A	N/A	N/A
Merger Transaction (see Note 9)	—	1,588	N/A	N/A	N/A	N/A
Shares Redeemed	(626)	—	N/A	N/A	N/A	N/A
Total Class D Transactions	(347)	1,593	N/A	N/A	N/A	N/A
Class I:
Shares Issued	1,060	613	N/A	N/A	9	30
Shares Issued in Lieu of Cash Distributions	133	46	N/A	N/A	1	—
Merger Transaction (see Note 9)	—	4,053	N/A	N/A	—	—
Shares Redeemed	(1,949)	(448)	N/A	N/A	(13)	—
Total Class I Transactions	(756)	4,264	N/A	N/A	(3)	30
Increase (Decrease) in Capital Shares	(7,212)	7,389	(1,137)	73	(259)	159

	Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
	2012	2011	2012	2011	2012	2011
Shares Issued and Redeemed:
Class A:
Shares Issued	328	393	6,850	7,950	1,006	773
Shares Issued in Lieu of Cash Distributions	21	24	1,307	1,623	99	104
Merger Transaction (see Note 9)	—	—	—	9,942	—	—
Shares Redeemed	(513)	(559)	(14,567)	(21,999)	(1,494)	(2,004)
Total Class A Transactions	(164)	(142)	(6,410)	(2,484)	(389)	(1,127)
Class D:*
Shares Issued	N/A	N/A	188	1	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	16	4	N/A	N/A
Merger Transaction (see Note 9)	N/A	N/A	—	1,119	N/A	N/A
Shares Redeemed	N/A	N/A	(650)	—	N/A	N/A
Total Class D Transactions	N/A	N/A	(446)	1,124	N/A	N/A
Class I:
Shares Issued	N/A	N/A	992	635	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	121	58	N/A	N/A
Merger Transaction (see Note 9)	N/A	N/A	—	2,851	N/A	N/A
Shares Redeemed	N/A	N/A	(1,526)	(490)	N/A	N/A
Total Class I Transactions	N/A	N/A	(413)	3,054	N/A	N/A
Increase (Decrease) in Capital Shares	(164)	(142)	(7,269)	1,694	(389)	(1,127)

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not applicable. Class D and Class I shares currently not offered.

*	Class D commenced operations on March 25, 2011.

56	SEI Asset Allocation Trust / Annual Report / March 31, 2012

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the year ended March 31, 2012, were as follows ($ Thousands):

Total
Defensive Strategy Fund
Purchases	$12,600
Sales	12,906
Defensive Strategy Allocation Fund
Purchases	7,250
Sales	6,933
Conservative Strategy Fund
Purchases	69,242
Sales	74,170
Conservative Strategy Allocation Fund
Purchases	17,537
Sales	15,070
Moderate Strategy Fund
Purchases	150,320
Sales	172,718
Moderate Strategy Allocation Fund
Purchases	46,456
Sales	42,064
Aggressive Strategy Fund
Purchases	187,047
Sales	252,449
Tax-Managed Aggressive Strategy Fund
Purchases	22,695
Sales	36,176
Core Market Strategy Fund
Purchases	65,664
Sales	66,666
Core Market Strategy Allocation Fund
Purchases	8,168
Sales	10,120
Market Growth Strategy Fund
Purchases	328,867
Sales	394,764
Market Growth Strategy Allocation Fund
Purchases	39,072
Sales	44,865

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2012, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to the re-classification of short-term capital gains received from affiliated funds have been reclassified to/from the following accounts as of March 31, 2012 ($ Thousands):

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in- Capital
Defensive Strategy Fund	$115	$(115)	$—
Defensive Strategy Allocation Fund	16	(16)	—
Conservative Strategy Fund	503	(503)	—
Conservative Strategy Allocation Fund	37	(37)	—
Moderate Strategy Fund	1,432	(1,432)	—
Moderate Strategy Allocation Fund	46	(46)	—
Aggressive Strategy Fund	3,330	(3,330)	—
Tax-Managed Aggressive Strategy Fund	16	(16)	—
Core Market Strategy Fund	978	(978)	—
Core Market Strategy Allocation Fund	5	(5)	—
Market Growth Strategy Fund	4,943	(4,943)	—
Market Growth Strategy Allocation Fund	30	(30)	—

The tax character of dividends and distributions declared during the years ended March 31, 2012 and March 31, 2011 were as follows ($ Thousands):

	Ordinary Income		Totals
	2012	2011	2012	2011
Defensive Strategy Fund	$573	$716	$573	$716
Defensive Strategy Allocation Fund	340	445	340	445
Conservative Strategy Fund	2,764	2,746	2,764	2,746
Conservative Strategy Allocation Fund	770	917	770	917
Moderate Strategy Fund	7,575	9,270	7,575	9,270
Moderate Strategy Allocation Fund	1,404	1,634	1,404	1,634
Aggressive Strategy Fund	9,288	9,582	9,288	9,582
Tax-Managed Aggressive Strategy Fund	744	768	744	768

SEI Asset Allocation Trust / Annual Report / March 31, 2012	57

Notes to Financial Statements (continued)

March 31, 2012

	Ordinary Income		Totals
	2012	2011	2012	2011
Core Market Strategy Fund	$2,985	$3,440	$2,985	$3,440
Core Market Strategy Allocation Fund	236	256	236	256
Market Growth Strategy Fund	14,675	17,082	14,675	17,082
Market Growth Strategy Allocation Fund	1,350	1,362	1,350	1,362

As of March 31, 2012, the components of Accumulated Losses on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post- October Losses	Unrealized Appreciation	Total Accumulated Losses
Defensive Strategy Fund	$3	$—	$(5,420)	$—	$1,076	$(4,341)
Defensive Strategy Allocation Fund	2	—	(2,487)	—	662	(1,823)
Conservative Strategy Fund	12	—	(24,131)	(250)	3,374	(20,995)
Conservative Strategy Allocation Fund	5	—	(8,508)	—	7,223	(1,280)
Moderate Strategy Fund	34	—	(76,612)	—	8,395	(68,183)
Moderate Strategy Allocation Fund	6	—	(12,861)	(712)	8,183	(5,384)
Aggressive Strategy Fund	12	—	(185,440)	(226)	44,532	(141,122)
Tax-Managed Aggressive Strategy Fund	2	—	(22,452)	(10)	15,646	(6,814)
Core Market Strategy Fund	12	—	(14,701)	—	6,092	(8,597)
Core Market Strategy Allocation Fund	1	—	(5,528)	(8)	5,272	(263)
Market Growth Strategy Fund	43	—	(198,324)	(928)	44,503	(154,706)
Market Growth Strategy Allocation Fund	3	—	(40,343)	—	26,026	(14,314)

Post-October losses represent losses realized on investments or foreign currency transactions from November 1, 2011 through March 31, 2012 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year.

The Funds had capital loss carryforwards at March 31, 2012 as follows ($ Thousands):

	Years Expiring	Amounts
Defensive Strategy Fund	2019	$126
	2018	1,458
	2017	3,836

		$5,420

Defensive Strategy Allocation Fund	2019	$608
	2018	1,879

		$2,487

Conservative Strategy Fund	2019	$783
	2018	7,821
	2017	15,527

		$24,131

Conservative Strategy Allocation Fund	2018	$7,410
	2017	332

		$7,742

Moderate Strategy Fund	2019	$8,241
	2018	61,042
	2017	7,329

		$76,612

	Years Expiring	Amounts

Moderate Strategy Allocation Fund	2019	$3,846
	2018	8,581
	2017	434

		$12,861

Aggressive Strategy Fund	2018	$130,854
	2017	54,586

		$185,440

Tax-Managed Aggressive Strategy Fund	2018	$22,452

Core Market Strategy Fund	2018	$14,701

Core Market Strategy Allocation Fund	2018	$5,528

Market Growth Strategy Fund	2019	$1,511
	2018	160,163
	2017	36,650

		$198,324

Market Growth Strategy Allocation Fund	2019	$1,087
	2018	39,256

		$40,343

58	SEI Asset Allocation Trust / Annual Report / March 31, 2012

For Federal income tax purposes, the capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired. The Funds’ use of capital loss carryforwards acquired by Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund and Market Growth Strategy Fund are subject to annual limitations. During the fiscal year ended March 31, 2012, the following Funds utilized capital loss carryforwards to offset capital gains ($ Thousands):

Utilized Capital Loss Carry Forwards
Defensive Strategy Fund	$125
Defensive Strategy Allocation Fund	166
Conservative Strategy Fund	681
Mode rate Strategy Fund	995
Mode rate Strategy Allocation Fund	1,236
Aggressive Strategy Fund	15,069
Tax-Managed Aggressive Strategy Fund	1,476
Core Market Strategy Fund	1,850
Core Market Strategy Allocation Fund	481
Market Growth Strategy Fund	14,999
Market Growth Strategy Allocation Fund	2,234

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. The Act also contains provisions which are intended to prevent unintentional failures of the regulated investment company (“RIC”) quarterly asset and annual income composition tests, as well as several provisions aimed at preserving the character of income and gain distributions, and reducing the circumstances under which a RIC would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and with the Internal Revenue Service. Losses carried forward under these new provisions are as follows ($ Thousands):

	Short-Term	Long-Term	Total Capital Loss Carryforwards*
Conservative Strategy Allocation Fund	$—	$766	$766

*	This table should be used in conjunction with the capital loss carryforwards table.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2012, were as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
Defensive Strategy Fund	$33,265	$1,160	$(84)	$1,076
Defensive Strategy Allocation Fund	9,818	1,276	(614)	662
Conservative Strategy Fund	121,117	5,505	(2,131)	3,374
Conservative Strategy Allocation Fund	21,092	7,223	—	7,223
Moderate Strategy Fund	271,662	16,636	(8,241)	8,395
Moderate Strategy Allocation Fund	63,497	11,064	(2,881)	8,183
Aggressive Strategy Fund	281,401	47,863	(3,331)	44,532
Tax-Managed Aggressive Strategy Fund	30,082	16,221	(575)	15,646
Core Market Strategy Fund	76,560	6,100	(8)	6,092
Core Market Strategy Allocation Fund	11,377	5,396	(124)	5,272
Market Growth Strategy Fund	393,766	50,730	(6,227)	44,503
Market Growth Strategy Allocation Fund	65,957	27,694	(1,668)	26,026

The difference between tax cost and book cost is primarily attributable to wash sales.

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

In the normal course of business, the Funds invest solely in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and swaps, and therefore, the Funds may be affected by events in these industries. The Funds’ Statement of Additional Information provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

9. FUND MERGERS

At a meeting held on September 14-16, 2010, the Board of Trustees of SEI Asset Allocation Trust (“SAAT”) approved proposals for the reorganization of the Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Market Growth Fund, Diversified Moderate Growth Fund, Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and Diversified U.S. Stock Fund, each a series of SAAT, into other series of SAAT that have similar investment objectives and strategies. Specifically, the Board approved proposals to reorganize each series of SAAT listed in the left column of the chart below (each, an “Acquired Fund”) into the corresponding similar surviving fund, another series of SAAT, listed in the right column of the chart below (each, a “Surviving Fund”), subject to approval by the shareholders of each Acquired Fund (each, a “Reorganization”).

SEI Asset Allocation Trust / Annual Report / March 31, 2012	59

Notes to Financial Statements (continued)

March 31, 2012

The following table sets forth each Acquired Fund and the Surviving Fund into which it reorganized:

Acquired Fund	Surviving Fund
Diversified Conservative Income Fund	Conservative Strategy Fund
Diversified Conservative Fund	Moderate Strategy Fund
Diversified Aggressive Growth Fund	Aggressive Strategy Fund
Diversified Aggressive Stock Fund	Aggressive Strategy Fund
Diversified U.S. Stock Fund	Aggressive Strategy Fund
Diversified Market Growth Fund	Market Growth Strategy Fund
Diversified Moderate Growth Fund	Market Growth Strategy Fund

The Acquired Funds were originally developed in 1996 and were designed to adhere to a strategic asset allocation. As such, each Acquired Fund’s asset allocation had intentionally remained stable since its inception (except for periodic rebalancing). The Surviving Funds were created in 2003 and were designed to implement a more active asset allocation strategy that is driven by SIMC’s analysis of expected risk versus return. Since the launch of the Surviving Funds, the Acquired Funds had experienced a significant decline in assets. This evidenced the preference of investors for the active asset allocation strategy of the Surviving Funds over the strategic asset allocation approach of the Acquired Funds. The Reorganization was proposed 1) as a better alternative for Acquired Fund shareholders than a liquidation and 2) as a means by which Acquired Fund shareholders could obtain, through what was intended to be a tax free transaction, the opportunity to own shares of the Surviving Funds, which employ an active asset allocation strategy that evolves over time and is always reflective of SIMC’s current investment ideas. Shareholders of each Acquired Fund approved the Reorganization at a Special Meeting of the Acquired Fund’s shareholders held on February 14, 2011 (the “Meeting”).

The Reorganization occurred as of the close of business on March 25, 2011 whereby all of the assets of each Acquired Fund were transferred to the corresponding Surviving Fund and shareholders of Class A Shares, Class D Shares and Class I Shares of the Acquired Fund received shares of Class A Shares, Class D Shares, and Class I shares of the corresponding Surviving Fund, respectively, in exchange for their shares as follows ($ Thousands).

Acquired Fund	Net Assets	Shares	Net Investment Loss	Net Realized Loss on Investments	Unrealized Appreciation on Investments
Diversified Conservative Income Fund	$33,785	3,249	$—	$(6,004)	$2,067
Diversified Conservative Fund	30,406	3,250	—	(10,331)	2,669
Diversified Aggressive Growth Fund	106,002	9,857	—	(49,363)	12,041
Diversified Aggressive Stock Fund	50,321	4,588	(49)	(26,567)	6,097
Diversified U.S. Stock Fund	32,220	2,425	(30)	(27,136)	5,868
Diversified Market Growth Fund	95,780	9,646	—	(32,018)	6,339
Diversifed Moderate Growth Fund	48,795	4,589	—	(28,656)	4,744

Surviving Fund	Shares Issued	Net Assets Prior to Merger	Net Assets After Merger
Conservative Strategy Fund	3,483	$93,764	$127,549
Moderate Strategy Fund	2,948	263,056	293,462
Aggressive Strategy Fund	17,862	209,030	397,573
Market Growth Strategy Fund	13,913	362,941	507,516

Assuming the Reorganization had been completed on April 1, 2010, the beginning of the annual reporting period of each Acquired Fund, each Acquired Fund’s pro forma results of operations for the period ended March 31, 2011 are as follows ($ Thousands):

Fund	Net Investment Income	Net Loss on Investments	Net Decrease in Net Assets from Operations
Conservative Strategy Fund	$4,502	$(5,425)	$(923)
Moderate Strategy Fund	11,426	(12,157)	(731)
Aggressive Strategy Fund	17,816	(88,383)	(70,566)
Market Growth Strategy Fund	24,690	(43,959)	(19,269)

Because each Acquired Fund and the corresponding Surviving Fund have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of each Acquired Fund that have been included in the corresponding Surviving Fund’s Statement of Operations since the acquisitions were completed.

60	SEI Asset Allocation Trust / Annual Report / March 31, 2012

10. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

SEI Asset Allocation Trust / Annual Report / March 31, 2012	61

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

SEI Asset Allocation Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SEI Asset Allocation Trust, comprising the Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund, and Market Growth Strategy Allocation Fund (collectively the “Funds”), as of March 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the transfer agent of the underlying funds or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Asset Allocation Trust as of March 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

May 29, 2012

62	SEI Asset Allocation Trust / Annual Report / March 31, 2012

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of March 31, 2012.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office And Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	90	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Structured Credit Fund, L.P.
William M. Doran One Freedom Valley Drive Oaks, PA 19456 71 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	90	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), SEI Global Nominee Ltd., Limited and SEI Asset Korea Co., Ltd.
TRUSTEES
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 69 yrs. old	Trustee	since 1996	Retired since January 2012. Self- Employed Consultant, Newfound Consultants Inc. since April 1997- December 2011.	90	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, L.P. and New Covenant Funds.

SEI Asset Allocation Trust / Annual Report / March 31, 2012	63

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name Address, and Age	Position(s) Held with Trusts	Term of Office And Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Rosemarie B. Greco One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	Trustee	since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania since 2003.	90	Director, Sunoco, Inc.; Director, Excelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.
Nina Lesavoy One Freedom Valley Drive Oaks, PA 19456 54 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	90	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive Oaks, PA 19456 64 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	90	Trustee/Director of Ariel Mutual Funds, and SEI Strucured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive Oaks, PA 19456 70 yrs. old	Trustee	Since 2007	Private Investor since 1994.	90	Trustee of the Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds
Hubert L. Harris, Jr. One Freedom Valley Drive Oaks, PA 19456 68 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	90	Director of Colonial BancGroup, Inc. and St. Joseph’s Translational Research Institute; Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	President & CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Peter A. Rodriguez One Freedom Valley Drive Oaks, PA 19456 50 yrs. old	Controller and Chief Financial Officer	since 2011	Director, Fund Accounting, SEI Investments Global Funds Services (March 2011, September 2002 to March 2005 and 1997- 2002); Director, Mutual Fund Trading, SEI Private Trust Company (May 2099 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009); Director, Portfolio Accounting, SEI Investments Global Fund Services (March 2005 to June 2006)	N/A	N/A

64	SEI Asset Allocation Trust / Annual Report / March 31, 2012

Name Address, and Age	Position(s) Held with Trusts	Term of Office And Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
Russell Emery One Freedom Valley Drive Oaks, PA 19456 49 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolio, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of New Covenant Funds since February 2012.	N/A	N/A
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 43 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 41 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 36 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.	N/A	N/A
John J. McCue One Freedom Valley Drive Oaks, PA 19456 48 yrs. old	Vice President	since 2004	Director of Portfolio Implementation for SIMC since 1995. Managing Director of Money Market Investments for SIMC since 2003.	N/A	N/A
Keri E. Rohn One Freedom Valley Drive Oaks, PA 19456 31 yrs. old	Privacy Officer and Anti-Money Laundering Compliance Officer	since 2009	Compliance Officer of SEI Investments Company since June 2003.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, L.P. and New Covenant Funds.

SEI Asset Allocation Trust / Annual Report / March 31, 2012	65

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Annualized Expense Ratios	Expenses Paid During Period*
Defensive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,019.90	0.11%	$0.56
Class I	1,000.00	1,019.60	0.36	1.82
Hypothetical 5% Return
Class A	$1,000.00	$1,024.45	0.11%	$0.56
Class I	1,000.00	1,023.20	0.36	1.82
Defensive Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,163.60	0.11%	$0.59
Hypothetical 5% Return
Class A	$1,000.00	$1,024.45	0.11%	$0.56
Conservative Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,049.60	0.12%	$0.61
Class D	1,000.00	1,045.50	1.01	5.16
Class I	1,000.00	1,048.10	0.37	1.89
Hypothetical 5% Return
Class A	$1,000.00	$1,024.40	0.12%	$0.61
Class D	1,000.00	1,019.95	1.01	5.10
Class I	1,000.00	1,023.15	0.37	1.87

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Annualized Expense Ratios	Expenses Paid During Period*
Conservative Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,170.10	0.11%	$0.60
Hypothetical 5% Return
Class A	$1,000.00	$1,024.45	0.11%	$0.56
Moderate Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,081.00	0.12%	$0.62
Class D	1,000.00	1,076.70	1.00	5.19
Class I	1,000.00	1,080.30	0.37	1.92
Hypothetical 5% Return
Class A	$1,000.00	$1,024.40	0.12%	$0.61
Class D	1,000.00	1,020.00	1.00	5.05
Class I	1,000.00	1,023.15	0.37	1.87
Moderate Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,183.90	0.11%	$0.60
Hypothetical 5% Return
Class A	$1,000.00	$1,024.45	0.11%	$0.56

66	SEI Asset Allocation Trust / Annual Report / March 31, 2012

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Annualized Expense Ratios	Expenses Paid During Period*
Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,226.50	0.12%	$0.67
Class D	1,000.00	1,220.70	1.00	5.55
Class I	1,000.00	1,223.60	0.37	2.06
Hypothetical 5% Return
Class A	$1,000.00	$1,024.40	0.12%	$0.61
Class D	1,000.00	1,020.00	1.00	5.05
Class I	1,000.00	1,023.15	0.37	1.87
Tax-Managed Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,236.30	0.12%	$0.67
Hypothetical 5% Return
Class A	$1,000.00	$1,024.40	0.12%	$0.61
Core Market Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,137.30	0.11%	$0.59
Class I	1,000.00	1,136.20	0.36	1.92
Hypothetical 5% Return
Class A	$1,000.00	$1,024.45	0.11%	$0.56
Class I	1,000.00	1,023.20	0.36	1.82
Core Market Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,235.70	0.11%	$0.61
Hypothetical 5% Return
Class A	$1,000.00	$1,024.45	0.11%	$0.56
Market Growth Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,181.50	0.12%	$0.65
Class D	1,000.00	1,177.10	1.00	5.44
Class I	1,000.00	1,179.50	0.37	2.02
Hypothetical 5% Return
Class A	$1,000.00	$1,024.40	0.12%	$0.61
Class D	1,000.00	1,020.00	1.00	5.05
Class I	1,000.00	1,023.15	0.37	1.87
Market Growth Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,236.80	0.11%	$0.62
Hypothetical 5% Return
Class A	$1,000.00	$1,024.45	0.11%	$0.56

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

SEI Asset Allocation Trust / Annual Report / March 31, 2012	67

Board of Trustees’ Considerations in Approving the Advisory Agreement (Unaudited)

SEI Asset Allocation Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the day-to-day investment management of the assets of each series of the Trust (each, a “Fund” and, collectively, the “Funds”).

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Advisory Agreement must be specifically approved: (i) by the vote of the Board of Trustees (the “Board”) or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approval, the Funds’ Trustees must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board calls and holds a meeting each year that is dedicated to considering whether to renew the Advisory Agreement between the Trust and SIMC with respect to the Funds of the Trust. In preparation for this meeting, the Board requests and reviews a wide variety of materials provided by SIMC, including information about SIMC’s affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Advisory Agreement. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC regarding: (i) the quality of SIMC’s investment management and other services; (ii) SIMC’s investment management personnel; (iii) SIMC’s operations and financial condition; (iv) SIMC’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds compared with the fees it charges to comparable mutual funds; (vi) the Funds’ overall fees and operating expenses compared with similar mutual funds; (vii) the level of SIMC’s profitability from its Fund-related operations; (viii) SIMC’s compliance systems; (ix) SIMC’s policies on and compliance procedures for personal securities transactions; (x) SIMC’s reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Funds’ performance compared with similar mutual funds.

At the March 27-28, 2012 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement and approved the selection of SIMC to act as investment adviser for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•	the nature, extent and quality of the services provided to the Funds under the Advisory Agreement, including the resources of SIMC and its affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under the Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•	the profitability of SIMC and its affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and its affiliates; and

68	SEI Asset Allocation Trust / Annual Report / March 31, 2012

•	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Advisory Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds supported renewal of the Advisory Agreement.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Advisory Agreement. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Advisory Agreement.

Fund Expenses. With respect to the Funds’ expenses under the Advisory Agreement, the Trustees considered the rate of compensation called for by the Advisory Agreement and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC, through waivers, had maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Advisory Agreement.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and its affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Advisory Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported renewal of the Advisory Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

SEI Asset Allocation Trust / Annual Report / March 31, 2012	69

Notice to Shareholders (Unaudited)

For shareholders that do not have a March 31, 2012 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 2012 year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 2012, the Funds of the SEI Asset Allocation Trust are designating the following items with regard to distributions paid during the year:

Fund	(A) Long-Term Capital Gains Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	Corporate Dividends Received Deduction (1)
Defensive Strategy Fund	0%	100%	100%	2%
Defensive Strategy Allocation Fund	0%	100%	100%	14%
Conservative Strategy Fund	0%	100%	100%	4%
Conservative Strategy Allocation Fund	0%	100%	100%	18%
Moderate Strategy Fund	0%	100%	100%	6%
Moderate Strategy Allocation Fund	0%	100%	100%	27%
Aggressive Strategy Fund	0%	100%	100%	18%
Tax-Managed Aggressive Strategy Fund	0%	100%	100%	32%
Core Market Strategy Fund	0%	100%	100%	7%
Core Market Strategy	0%	100%	100%	33%
Allocation Fund Market Growth Strategy Fund	0%	100%	100%	11%
Market Growth Strategy Allocation Fund	0%	100%	100%	31%

			Foreign Investors
Fund	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gains Dividends (5)
Defensive Strategy Fund	2%	23%	0%	0%
Defensive Strategy Allocation Fund	14%	0%	0%	0%
Conservative Strategy Fund	5%	14%	0%	0%
Conservative Strategy Allocation Fund	18%	0%	0%	0%
Moderate Strategy Fund	7%	12%	0%	0%
Moderate Strategy Allocation Fund	33%	0%	0%	0%
Aggressive Strategy Fund	33%	0%	0%	0%
Tax-Managed Aggressive Strategy Fund	51%	0%	0%	0%
Core Market Strategy Fund	12%	5%	0%	0%
Core Market Strategy	53%	0%	0%	0%
Allocation Fund Market Growth Strategy Fund	20%	3%	0%	0%
Market Growth Strategy Allocation Fund	48%	0%	0%	0%

Items (A) and (B) are based on the percentage of the Fund’s total distribution.

(1)	The percentage in this column represents dividends which qualify for the Corporate “Dividends Received Deduction,” and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by the law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of these funds who are residents of California, Connecticut, and New York, the statutory threshold requirements were not met.

(4)	The percentage in this column represents the amount of “Interest-Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

70	SEI Asset Allocation Trust / Annual Report / March 31, 2012

SEI ASSET ALLOCATION TRUST ANNUAL REPORT

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

John J. McCue

Vice President

Keri E. Rohn

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-121 (3/12)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Messrs. Sullivan and Harris are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2012 and 2011 as follows:

		Fiscal Year 2012			Fiscal Year 2011
		All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$115,500	N/A	$0	$115,500	N/A	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$5,000	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$261,000	$0	$0	$244,500	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4 (g)(1) for a description of the services comprising the fees disclosed under this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2012	Fiscal 2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2012 and 2011 were $261,000 and $244,500, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations, compliance attestation reports, and agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable.

Item 6.	Schedule of Investments

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, CEO and President

Date: June 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, CEO and President

Date: June 6, 2012

By:	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: June 6, 2012